UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21482

SunAmerica Specialty Series

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

SunAmerica Specialty Series—2020 High Watermark Fund

PORTFOLIO OF INVESTMENTS - July 31, 2015 - (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES - 18.1%
Resolution Funding Corp - 18.1%
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020 (cost $5,728,050)	$7,000,000	$6,379,709

U.S. GOVERNMENT TREASURIES - 74.5%
United States Treasury Bonds - 74.5%
United States Treasury Bonds STRIPS zero coupon due 08/15/2020 (cost $22,817,005)	28,490,000	26,203,649

Total Long-Term Investment Securities (cost $28,545,055)		32,583,358

SHORT-TERM INVESTMENT SECURITIES - 5.5%
U.S. Government Treasuries - 5.5%
United States Treasury Bills 0.12% due 09/03/2015(1) (cost $1,929,788)	1,930,000	1,929,942

REPURCHASE AGREEMENTS - 2.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 07/31/2015, to be repurchased 08/03/2015 in the amount of $765,000 and collateralized by $770,000 of United States Treasury Notes, bearing interest at 1.38%, due 09/30/2018 and having an approximate value of $780,748 (cost $765,000)	765,000	765,000

TOTAL INVESTMENTS (cost $31,239,843)(2)	100.3%	35,278,300
Liabilities in excess of other assets	(0.3)	(115,499)

NET ASSETS	100.0%	$35,162,801

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.

STRIPS – Separate Trading of Registered Interest and Principal of Securities

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2015	Unrealized Appreciation (Depreciation)
1	Long	S&P 500 E-Mini Index	September 2015	$104,955	$104,920	$(35)

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$—	$6,379,709	$—	$6,379,709
U.S. Government Treasuries	—	26,203,649	—	26,203,649
Short-Term Investment Securities	—	1,929,942	—	1,929,942
Repurchase Agreements	—	765,000	—	765,000

Total Investments at Value	$—	$35,278,300	$—	$35,278,300

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$35	$—	$—	$35

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—SunAmerica Alternative Strategies Fund#

PORTFOLIO OF INVESTMENTS - July 31, 2015** - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMODITY INDEX - LINKED NOTES - 3.7%
Commodity Funds - 3.7%
UBS AG FRS (Indexed to the S&P GSCI Total Return Index) Senior Notes 0.03% due 01/19/2016*(3) (cost $1,800,000)	$1,800,000	$1,709,488

U.S. GOVERNMENT AGENCIES - 53.3%
Federal Farm Credit Bank - 32.0%
Federal Farm Credit Bank 0.99% due 09/05/2017	15,000,000	15,000,585

Federal Home Loan Bank - 21.3%
Federal Home Loan Bank 1.00% due 11/09/2017	10,000,000	9,977,590

Total U.S. Government Agencies (cost $25,000,000)		24,978,175

U.S. GOVERNMENT TREASURIES - 15.1%
United States Treasury Notes - 15.1%
United States Treasury Notes
0.01% due 01/07/2016(4)	3,000,000	2,998,464
0.01% due 05/26/2016	3,100,000	3,093,862
0.38% due 04/30/2016	500,000	500,352
0.88% due 04/15/2017	500,000	502,344

Total U.S. Government Treasuries (cost $7,091,733)		7,095,022

EXCHANGE-TRADED FUNDS - 3.4%
iShares Barclays 1-3 Year Credit Bond Fund	12,200	1,283,318
iShares iBoxx Investment Grade Corporate Bond Fund	2,700	314,145

Total Exchange-Traded Funds (cost $1,584,395)		1,597,463

Total Long-Term Investment Securities (cost $35,476,128)		35,380,148

SHORT-TERM INVESTMENT SECURITIES - 23.6%
U.S. Government Treasuries - 23.6%
United States Treasury Bills
0.08% due 10/15/2015(2)(4)	$3,100,000	3,099,749
0.10% due 10/15/2015(2)(4)	1,750,000	1,749,858
0.19% due 02/04/2016(2)(4)	6,200,000	6,195,313

Total Short-Term Investment Securities (cost $11,043,088)		11,044,920

REPURCHASE AGREEMENTS - 1.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 07/31/2015, to be repurchased 08/03/2015 in the amount $305,000 collateralized by $285,000 of United States Treasury Notes, bearing interest at 3.63% due 08/15/2019 and having an approximate value of $315,343	305,000	305,000

Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 07/31/2015, to be repurchased 08/03/2015 in the amount $262,400 collateralized by $262,400 of United States Treasury Notes, bearing interest at 1.50% due 08/31/2018 and having an approximate value of $267,685(2)	262,400	262,400

Total Repurchase Agreements (cost $567,400)		567,400

TOTAL INVESTMENTS (cost $47,086,616)(1)	100.3%	46,992,468
Liabilities in excess of other assets	(0.3)	(140,221)

NET ASSETS	100.0%	$46,852,247

#	See Note 5.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 1,2015, the aggregate value of these securities was $1,709,488 representing 3.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	Consolidated; see Note 1.
(1)	See Note 4 for cost of investments on a tax basis.
(2)	The security is owned by the SunAmerica Alternative Strategies Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Alternative Strategies Fund.
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

GSCI - Goldman Sachs Commodity Index

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2015	Unrealized Appreciation/ (Depreciation)
14	Short	Australian $ Currency	September 2015	$1,075,200	$1,018,640	$56,560
62	Short	Corn Futures(a)	September 2015	1,151,650	1,150,100	1,550
17	Long	Dollar Index	September 2015	1,615,102	1,656,463	41,361
8	Short	Euro FX Currency	September 2015	1,128,200	1,097,100	31,100
9	Short	Gold 100 Oz Futures(a)	December 2015	984,510	985,590	(1,080)
11	Long	Japanese Yen Currency	September 2015	1,107,562	1,109,281	1,719
54	Short	MSCI E-Mini Index	September 2015	2,579,850	2,430,000	149,850
25	Long	S&P 500 E-Mini Index	September 2015	2,622,812	2,623,000	188
32	Long	S&P Mid 400 E-Mini Index	September 2015	4,899,160	4,797,760	(101,400)
35	Long	Silver Futures(a)	September 2015	2,680,300	2,580,375	(99,925)
23	Long	Soybean Futures(a)	September 2015	1,102,800	1,096,237	(6,563)
8	Long	U.S. Treasury 10 YR Notes	September 2015	1,007,000	1,019,500	12,500

						$85,860

(a)	The security is owned by the SunAmerica Alternative Strategies Cayman Fund, Ltd. which is a wholly-owned subsidiary of the SunAmerica Alternative Strategies Fund.

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Commodity Index-Linked Notes	$—	$1,709,488	$—	$1,709,488
U.S. Government Agencies	—	24,978,175	—	24,978,175
U.S. Government Treasuries	—	7,095,022	—	7,095,022
Exchange -Traded Funds	1,597,463	—	—	1,597,463
Short-Term Investment Securities	—	11,044,920	—	11,044,920
Repurchase Agreements	—	567,400	—	567,400

Total Investments at Value	$1,597,463	$45,395,005	$—	$46,992,468

Other Financial Instruments:+
Open Futures Contracts	$294,828	$—	$—	$294,828

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts	$208,968	$—	$—	$208,968

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

+	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—SunAmerica Global Trends Fund

PORTFOLIO OF INVESTMENTS - July 31, 2015@ - (unaudited)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS - 98.2%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$7,655,000	$7,655,000
Bank of America Securities LLC Joint Repurchase Agreement(1)(2)	2,130,000	2,130,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	7,505,000	7,505,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)(2)	2,085,000	2,085,000
BNP Paribas SA Joint Repurchase Agreement(1)	7,505,000	7,505,000
BNP Paribas SA Joint Repurchase Agreement(1)(2)	2,085,000	2,085,000
Deutsche Bank AG Joint Repurchase Agreement(1)	5,630,000	5,630,000
Deutsche Bank AG Joint Repurchase Agreement(1)(2)	1,560,000	1,560,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	5,630,000	5,630,000
RBS Securities, Inc. Joint Repurchase Agreement(1)(2)	1,560,000	1,560,000

Total Repurchase Agreements (cost $43,345,000)		43,345,000

TOTAL INVESTMENTS (cost $43,345,000)(3)	98.2%	43,345,000
Other assets less liabilities	1.8	811,947

NET ASSETS	100.0%	$44,156,947

@	Consolidated; See Note 1
(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	The security is owned by the SunAmerica Global Trends Cayman Fund, Ltd., which is a wholly-owned subsidiary of the Sun America Global Trends Fund.
(3)	See Note 4 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2015	Unrealized Appreciation (Depreciation)
80	Long	S&P 500 E-Mini Index	September 2015	$8,346,475	$8,393,600	$47,125
19	Long	Silver(a)	September 2015	1,392,886	1,400,775	7,889

						$55,014

(a)	The security is owned by the SunAmerica Global Trends Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Global Trends Fund.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	MXN	48,226,000	USD	2,990,296	08/31/2015	$3,135	$—
	USD	2,922,062	MXN	48,226,000	08/31/2015	65,099	—

Net Unrealized Appreciation (Depreciation)						$68,234	$—

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Repurchase Agreements	$—	$43,345,000	$—	$43,345,000

Other Financial Instruments:+
Futures Contracts	$55,014	$—	$—	$55,014
Forward Foreign Currency Contracts	—	68,234	—	68,234

Total Other Financial Instruments	$55,014	$68,234	$—	$123,248

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—SunAmerica Focused Alpha Growth Fund

PORTFOLIO OF INVESTMENTS - July 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 99.6%
Aerospace/Defense - 5.8%
Boeing Co.	246,250	$35,501,863

Apparel Manufacturers - 3.0%
Under Armour, Inc., Class A†	185,000	18,376,050

Auto-Cars/Light Trucks - 2.1%
Tesla Motors, Inc.†	49,500	13,174,425

Auto/Truck Parts & Equipment-Original - 1.1%
Mobileye NV†	110,000	6,611,000

Commercial Services - 1.6%
CoStar Group, Inc.†	49,000	9,863,210

Computers - 6.4%
Apple, Inc.	322,537	39,123,738

Consulting Services - 1.8%
Verisk Analytics, Inc.†	139,000	10,857,290

Diagnostic Kits - 1.3%
IDEXX Laboratories, Inc.†	109,600	7,971,208

Distribution/Wholesale - 1.0%
Fastenal Co.	150,000	6,279,000

Electric-Transmission - 1.6%
ITC Holdings Corp.	282,500	9,542,850

Entertainment Software - 7.4%
Electronic Arts, Inc.†	633,209	45,306,104

Finance-Credit Card - 5.6%
Visa, Inc., Class A	459,657	34,630,558

Finance-Investment Banker/Broker - 1.5%
Charles Schwab Corp.	273,500	9,539,680

Food-Canned - 1.3%
TreeHouse Foods, Inc.†	99,000	8,114,040

Hotels/Motels - 2.7%
Hyatt Hotels Corp., Class A†	300,000	16,749,000

Insurance-Property/Casualty - 1.9%
Arch Capital Group, Ltd.†	160,000	11,417,600

Internet Content-Entertainment - 8.6%
Facebook, Inc., Class A†	562,362	52,867,652

Medical-Biomedical/Gene - 5.5%
Illumina, Inc.†	153,391	33,638,646

Medical-HMO - 6.0%
UnitedHealth Group, Inc.	306,306	37,185,548

Multimedia - 10.2%
FactSet Research Systems, Inc.	83,000	13,749,780
Walt Disney Co.	406,031	48,723,720

		62,473,500

Private Equity - 0.7%
Carlyle Group LP	165,000	4,390,650

Professional Sports - 2.0%
Manchester United PLC, Class A†	675,000	12,474,000

Resort/Theme Parks - 3.3%
Vail Resorts, Inc.	184,000	20,182,960

Retail-Automobile - 1.8%
CarMax, Inc.†	175,000	11,289,250

Retail-Discount - 6.9%
Dollar Tree, Inc.†	546,066	42,609,530

Retail-Sporting Goods - 1.4%
Dick’s Sporting Goods, Inc.	165,000	8,411,700

Transport-Rail - 0.5%
Genesee & Wyoming, Inc., Class A†	45,000	3,204,900

Web Portals/ISP - 6.6%
Google, Inc., Class A†	61,483	40,425,073

Total Long-Term Investment Securities (cost $475,706,124)		612,211,025

SHORT-TERM INVESTMENT SECURITIES - 6.2%
Time Deposits - 6.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/03/2015 (cost $37,969,000)	$37,969,000	37,969,000

TOTAL INVESTMENTS (cost $513,675,124)(1)	105.8%	650,180,025
Liabilities in excess of other assets	(5.8)	(35,413,101)

NET ASSETS	100.0%	$614,766,924

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investment at Value:*
Common Stocks	$612,211,025	$—	$—	$612,211,025
Short-Term Investment Securities	—	37,969,000	—	37,969,000

Total Investment at Value	$612,211,025	$37,969,000	$—	$650,180,025

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—SunAmerica Focused Alpha Large-Cap Fund

PORTFOLIO OF INVESTMENTS - July 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 99.6%
Aerospace/Defense - 4.2%
Boeing Co.	196,254	$28,293,939

Banks-Super Regional - 5.7%
US Bancorp	838,400	37,904,064

Cable/Satellite TV - 5.4%
Comcast Corp., Class A	582,000	36,322,620

Computers - 4.6%
Apple, Inc.	253,610	30,762,893

Computers-Memory Devices - 5.2%
Western Digital Corp.	403,200	34,699,392

Diversified Banking Institutions - 6.9%
Citigroup, Inc.	391,044	22,860,432
JPMorgan Chase & Co.	340,753	23,351,803

		46,212,235

Diversified Manufacturing Operations - 5.6%
3M Co.	244,790	37,046,519

Entertainment Software - 5.4%
Electronic Arts, Inc.†	501,445	35,878,390

Finance-Credit Card - 4.1%
Visa, Inc., Class A	366,768	27,632,301

Internet Content-Entertainment - 6.1%
Facebook, Inc., Class A†	435,166	40,909,956

Medical-Biomedical/Gene - 4.0%
Illumina, Inc.†	121,472	26,638,810

Medical-Generic Drugs - 5.8%
Teva Pharmaceutical Industries, Ltd. ADR	556,000	38,375,120

Medical-HMO - 10.8%
Aetna, Inc.	385,200	43,516,044
UnitedHealth Group, Inc.	237,831	28,872,683

		72,388,727

Multimedia - 5.7%
Walt Disney Co.	317,408	38,088,960

Oil Companies-Integrated - 3.6%
Suncor Energy, Inc.	857,600	24,150,016

Retail-Building Products - 6.7%
Lowe’s Cos., Inc.	647,941	44,941,188

Retail-Discount - 5.0%
Dollar Tree, Inc.†	426,879	33,309,368

Web Portals/ISP - 4.8%
Google, Inc., Class A†	49,073	32,265,497

Total Long-Term Investment Securities (cost $565,323,471)		665,819,995

SHORT-TERM INVESTMENT SECURITIES - 5.2%
Time Deposits - 5.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/03/2015 (cost $34,754,000)	$34,754,000	34,754,000

TOTAL INVESTMENTS (cost $600,077,471)(1)	104.8%	700,573,995
Liabilities in excess of other assets	(4.8)	(31,796,330)

NET ASSETS	100.0%	$668,777,665

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$665,819,995	$—	$—	$665,819,995
Short-Term Investment Securities	—	34,754,000	—	34,754,000

Total Investments at Value	$665,819,995	$34,754,000	$—	$700,573,995

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—SunAmerica Income Explorer Fund

PORTFOLIO OF INVESTMENTS - July 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 26.7%
Aerospace/Defense - 0.6%
BAE Systems PLC	19,645	$147,319

Casino Hotels - 0.7%
Sands China, Ltd.	36,800	162,821

Cellular Telecom - 2.1%
Mobile TeleSystems OJSC ADR	15,151	124,238
MTN Group, Ltd.	7,244	120,826
Turkcell Iletisim Hizmetleri AS	29,954	137,280
Vodacom Group, Ltd.	12,171	141,008

		523,352

Coal - 0.5%
China Shenhua Energy Co., Ltd.	62,500	118,997

Computers - 1.0%
Asustek Computer, Inc.	14,000	126,380
Lenovo Group, Ltd.	102,000	110,522

		236,902

Computers-Periphery Equipment - 0.4%
Innolux Corp.	271,000	94,421

Distribution/Wholesale - 0.6%
Li & Fung, Ltd.	176,000	136,445

Diversified Minerals - 1.1%
BHP Billiton PLC	6,998	129,229
BHP Billiton, Ltd.†	6,744	130,386

		259,615

Diversified Operations - 0.5%
Keppel Corp., Ltd.	22,800	124,649

Electric-Generation - 0.5%
Huaneng Power International, Inc.	108,000	132,208

Electronic Components-Misc. - 1.0%
Hon Hai Precision Industry Co., Ltd.	44,000	126,405
Pegatron Corp.	47,000	132,195

		258,600

Electronic Components-Semiconductors - 0.4%
MediaTek, Inc.	10,000	105,158

Food-Misc./Diversified - 0.6%
Unilever PLC	3,232	146,724

Food-Retail - 1.7%
Casino Guichard Perrachon SA	1,854	137,665
Wesfarmers, Ltd.	4,557	141,398
Woolworths, Ltd.	6,550	136,929

		415,992

Gambling (Non-Hotel) - 0.3%
OPAP SA(2)	11,510	81,880

Insurance-Property/Casualty - 0.6%
Powszechny Zaklad Ubezpieczen SA	1,189	136,028

Integrated Oils - 0.5%
Sasol, Ltd.	3,802	131,880

Metal-Diversified - 1.6%
MMC Norilsk Nickel PJSC ADR	8,278	127,978
Rio Tinto PLC	3,382	131,324
Rio Tinto, Ltd.	3,434	132,683

		391,985

Metal-Iron - 0.5%
Fortescue Metals Group, Ltd.	95,337	129,269

Oil & Gas Drilling - 0.5%
Transocean, Ltd.	8,802	120,967

Oil Companies-Exploration & Production - 1.0%
CNOOC, Ltd.	98,000	121,231
Woodside Petroleum, Ltd.	5,163	134,539

		255,770

Oil Companies-Integrated - 0.5%
Statoil ASA	7,859	132,964

Oil Field Machinery & Equipment - 0.5%
National Oilwell Varco, Inc.	2,900	122,177

Oil-Field Services - 1.0%
China Oilfield Services, Ltd.	88,000	108,179
Technip SA	2,257	128,449

		236,628

Real Estate Operations & Development - 1.7%
Country Garden Holdings Co., Ltd.	318,000	124,291
Evergrande Real Estate Group, Ltd.	239,000	157,847
Shimao Property Holdings, Ltd.	71,200	127,847

		409,985

Retail-Apparel/Shoe - 0.5%
Belle International Holdings, Ltd.	117,000	121,946

Semiconductor Components-Integrated Circuits - 0.9%
Novatek Microelectronics Corp., Ltd.	29,000	105,174
Siliconware Precision Industries Co.	92,000	104,176

		209,350

Steel-Producers - 0.5%
Eregli Demir ve Celik Fabrikalari TAS	88,370	132,662

Telecom Services - 0.5%
Tele2 AB, Class B	12,257	127,518

Telephone-Integrated - 2.2%
CenturyLink, Inc.	4,700	134,420
Frontier Communications Corp.	28,700	135,464
Orange SA	8,840	144,997
Telefonica Brasil SA (Preference Shares)	9,700	127,853

		542,734

Tobacco - 1.2%
British American Tobacco PLC	2,548	151,245
Philip Morris International, Inc.	1,732	148,138

		299,383

Transport-Marine - 0.5%
AP Moeller-Maersk A/S, Series B	79	134,518

Total Common Stocks (cost $7,006,615)		6,580,847

PREFERRED SECURITIES - 14.7%
Agricultural Operations - 0.7%
CHS, Inc. Series 3 6.75%	2,350	61,640
CHS, Inc. Series 2 7.10%	2,547	69,329

CHS, Inc. Series 4 7.50%	1,344	36,584

		167,553

Banks-Commercial - 2.6%
Barclays Bank PLC	1,368	35,705
Series 4 7.75%	3,100	81,220
Barclays Bank PLC Series 5 8.13%	1,300	34,138
BB&T Corp. Series E 5.63%	1,292	32,042
CoBank ACB Series G 6.13%	1,400	127,400
First Republic Bank 5.50%	2,446	58,655
Hancock Holding Co. 5.95%	1,000	24,660
ING Groep NV 7.05	1,948	50,414
ING Groep NV 7.20%	3,500	90,825
PrivateBancorp, Inc. 7.13%	1,150	30,394
Regions Financial Corp. Series B 6.38%	3,125	82,469

		647,922

Banks-Fiduciary - 0.1%
State Street Corp. Series D 5.90%	1,100	28,567

Banks-Money Center - 0.1%
National Westminster Bank PLC Series C 7.76%	1,000	25,740

Banks-Special Purpose - 1.3%
AgriBank FCB 6.88%	3,000	309,000

Banks-Super Regional - 1.2%
Fifth Third Bancorp Series I 6.63%	1,612	45,249
PNC Financial Services Group, Inc. Series P 6.13%	1,500	41,325
SunTrust Banks, Inc. Series E 5.86%	1,500	37,650
US Bancorp Series F 6.50%	874	25,057
Wells Fargo & Co. 5.85%	3,425	88,194
Wells Fargo & Co. 6.63%	1,412	39,254
Wells Fargo & Co. 7.63%	1,000	24,440

		301,169

Diversified Banking Institutions - 1.6%
Bank of America Corp. Series Y 6.50%	3,000	77,640
Citigroup, Inc. Series K 6.88%	1,700	46,614
Countrywide Capital IV 6.75%	963	24,615
Goldman Sachs Group, Inc. Series K 6.38%	836	22,221
JPMorgan Chase & Co. Series Y 6.12	2,000	49,960
Morgan Stanley Series I 6.38%	3,275	84,200
Morgan Stanley Series F 6.88%	3,742	101,670

		406,920

Electric-Integrated - 0.5%
Integrys Energy Group, Inc. 6.00%	2,553	70,539
SCE Trust III 5.75%	1,575	43,927

		114,466

Finance-Investment Banker/Broker - 0.2%
Charles Schwab Corp. Series C 6.00%	1,800	45,252

Finance-Other Services - 0.3%
RBS Capital Funding Trust VI Series F 6.25%	1,200	30,228
RBS Capital Funding Trust VII Series G 6.08%	1,500	37,410

		67,638

Insurance-Multi-line - 0.7%
Aegon NV 6.50%	2,110	54,248
Allstate Corp. Series E 6.63%	2,700	71,712

Hartford Financial Services Group, Inc. 7.88%	1,500	46,785

		172,745

Insurance-Property/Casualty - 0.7%
Arch Capital Group, Ltd. Series C 6.75%	1,500	39,780
Hanover Insurance Group, Inc. 6.35%	1,100	27,929
PartnerRe, Ltd. Series E 7.25%	2,000	55,220
WR Berkley Corp. 5.63%	1,900	46,531

		169,460

Insurance-Reinsurance - 0.1%
Reinsurance Group of America, Inc. 6.20%	1,300	36,790

Real Estate Investment Trusts - 3.8%
CBL & Associates Properties, Inc. Series D 7.38%	1,700	43,163
Cedar Realty Trust, Inc. Series B 7.25%	700	17,878
Chesapeake Lodging Trust Series A 7.75%	1,000	26,550
CoreSite Realty Corp. Series A 7.25%	1,400	36,428
Corporate Office Properties Trust Series L 7.38%	1,300	34,021
DDR Corp. Series J 6.50	1,000	25,840
DuPont Fabros Technology, Inc. Series B 7.63%	1,600	40,800
Hersha Hospitality Trust Series C 6.88%	1,200	30,900
NorthStar Realty Finance Corp. Series D 8.50%	1,500	38,565
Pebblebrook Hotel Trust Series A 7.88%	800	20,720
Pennsylvania Real Estate Investment Trust Series A 8.25%	1,450	38,512
PS Business Parks, Inc. Series V 5.70%	2,000	47,600
PS Business Parks, Inc. Series U 5.75%	1,500	36,060
PS Business Parks, Inc. Series S 6.45%	2,300	60,214
Public Storage Series V 5.38%	1,699	41,201
Regency Centers Corp. Series 6 6.63%	1,600	41,520
Retail Properties of America, Inc. Series A 7.00%	1,500	39,300
Saul Centers, Inc. Series C 6.88%	820	21,238
Summit Hotel Properties, Inc. Series B 7.88%	800	21,736
Taubman Centers, Inc. Series K 6.25%	800	20,248
Urstadt Biddle Properties, Inc. Series F 7.13%	1,600	41,456
VEREIT, Inc. Series F 6.70%	4,457	109,419
Vornado Realty Trust Series I 6.63%	2,500	63,625
Wells Fargo Real Estate Investment Corp. Series A 6.38%	1,500	39,330

		936,324

Sovereign Agency - 0.5%
Farm Credit Bank of Texas 6.75%*	1,200	126,635

Telecom Services - 0.3%
Qwest Corp. 6.13%	1,391	34,984
Qwest Corp. 6.88%	1,456	38,016

		73,000

Total Preferred Securities (cost $3,477,097)		3,629,181

PREFERRED SECURITIES/CAPITAL SECURITIES - 17.2%
Banks-Commercial - 0.7%
Rabobank Nederland FRS 11.00% due 06/30/2019*(1)	$50,000	62,765
Zions Bancorporation FRS Series J 7.20% due 09/15/2023(1)	100,000	106,250

		169,015

Banks-Money Center - 0.8%
Dresdner Funding Trust I 8.15% due 06/30/2031*	100,000	125,500
HSBC Capital Funding LP FRS 10.18% due 06/30/2030*(1)	50,000	75,125

		200,625

Banks-Super Regional - 1.4%
PNC Financial Services Group, Inc. FRS 6.75% due 08/01/2021(1)	125,000	138,750
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(1)	50,000	51,188
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(1)	135,000	146,306

		336,244

Diversified Banking Institutions - 6.2%
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(1)	44,000	43,802
Bank of America Corp. FRS Series Z 6.50% due 10/23/2024(1)	120,000	123,900
Citigroup, Inc. FRS Series O 5.88% due 03/27/2020(1)	50,000	50,312
Deutsche Bank AG VRS 7.50% due 04/30/2025(1)	200,000	201,000
Goldman Sachs Capital II FRS 4.00% due 09/08/2015(1)	35,000	26,338
Goldman Sachs Group, Inc. FRS Series M 5.38% due 05/10/2020(1)	49,000	48,706
HSBC Holdings PLC VRS 6.38% due 09/17/2024(1)	200,000	201,250
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(1)	50,000	50,312
JPMorgan Chase & Co. FRS Series S 6.75% due 02/01/2024(1)	75,000	79,453
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(1)	175,000	184,625
Lloyds Banking Group PLC VRS 7.50% due 06/27/2024(1)	200,000	208,500
Royal Bank of Scotland Group PLC FRS 7.65% due 09/30/2031(1)	80,000	100,800
UBS Group AG VRS 7.00% due 02/19/2025(1)	200,000	206,559

		1,525,557

Diversified Financial Services - 0.9%
General Electric Capital Corp. FRS Series A 7.13% due 06/15/2022(1)	200,000	231,250

Electric-Integrated - 0.5%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054	77,000	79,695

RWE AG VRS 6.63% due 07/30/2075	44,000	45,118

		124,813

Insurance-Life/Health - 1.9%
Dai-ichi Life Insurance Co., Ltd. FRS 5.10% due 10/28/2024*(1)	200,000	208,500
Dai-ichi Life Insurance Co., Ltd. FRS 7.25% due 07/25/2021*(1)	50,000	58,125
Principal Financial Group, Inc. FRS 4.70% due 05/15/2055	50,000	49,500
Prudential Financial, Inc. FRS 5.38% due 05/15/2045	84,000	82,950
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	75,000	77,891

		476,966

Insurance-Multi-line - 1.8%
AXA SA FRS 6.46% due 12/14/2018*(1)	100,000	103,500
MetLife Capital Trust IV 7.88% due 12/15/2067*	100,000	125,000
MetLife Capital Trust X 9.25% due 04/08/2068*	100,000	139,980
MetLife, Inc. VRS 5.25% due 06/15/2020(1)	66,000	65,835

		434,315

Insurance-Mutual - 0.5%
Liberty Mutual Group, Inc. 7.80% due 03/07/2087*	100,000	118,500

Insurance-Property/Casualty - 2.0%
Aquarius + Investments PLC for Swiss Reinsurance Co., Ltd. VRS 8.25% due 09/01/2018(1)	200,000	218,102
Mitsui Sumitomo Insurance Co., Ltd. FRS 7.00% due 03/15/2072*	50,000	58,000
QBE Insurance Group, Ltd. VRS 6.75% due 12/02/2044	200,000	210,004

		486,106

Pipelines - 0.4%
TransCanada Trust FRS 5.63% due 05/20/2075	102,000	102,000

Special Purpose Entity - 0.1%
Goldman Sachs Capital I 6.35% due 02/15/2034	25,000	29,654

Total Preferred Securities/Capital Securities (cost $4,110,482)		4,235,045

REGISTERED INVESTMENT COMPANIES - 39.3%
Domestic Equity Investment Companies - 7.0%
Eaton Vance Tax-Advantaged Dividend Income Fund	19,461	395,642
Eaton Vance Tax-Managed Diversified Equity Income Fund	32,398	374,845
Gabelli Dividend & Income Trust	19,402	395,219
Gabelli Equity Trust, Inc.	23,489	144,457
John Hancock Tax-Advantaged Dividend Income Fund	19,593	402,832

		1,712,995

Domestic Fixed Income Investment Companies - 20.8%
AllianceBernstein Income Fund, Inc.	16,054	120,244
AllianzGI Convertible & Income Fund	27,190	202,022
AllianzGI Convertible & Income Fund II	7,993	54,592
BlackRock Build America Bond Trust	4,710	95,896
BlackRock Corporate High Yield Fund, Inc.	16,358	173,068
BlackRock Limited Duration Income Trust	8,071	121,630
Calamos Convertible and High Income Fund	13,363	164,098
DoubleLine Income Solutions Fund	11,289	216,974
Eaton Vance Limited Duration Income Fund	12,236	165,798
Eaton Vance Senior Floating-Rate Trust	3,966	54,493
Flaherty & Crumrine Preferred Securities Income Fund, Inc.	9,659	178,498
Flaherty & Crumrine Total Return Fund, Inc.	8,259	157,169
Franklin Limited Duration Income Trust	9,365	109,102
Guggenheim Build America Bonds Managed Duration Trust	4,487	97,458
John Hancock Preferred Income Fund	9,690	191,474
MFS Multimarket Income Trust	21,714	129,633
New America High Income Fund, Inc.	23,785	202,410
Nuveen Credit Strategies Income Fund	23,138	198,755
Nuveen Floating Rate Income Fund	3,684	39,308
Nuveen Floating Rate Income Opportunity Fund	9,648	104,391
Nuveen Mortgage Opportunity Term Fund	3,805	85,955
Nuveen Mortgage Opportunity Term Fund 2	3,215	71,084
Nuveen Preferred Income Opportunities Fund	35,973	330,592
Nuveen Short Duration Credit Opportunities Fund	9,257	151,907
PIMCO Corporate & Income Opportunity Fund	14,525	207,853
PIMCO Dynamic Credit Income Fund	18,497	363,651
PIMCO Income Strategy Fund II	42,105	396,208
Pioneer Floating Rate Trust	12,589	145,781
Pioneer High Income Trust	11,875	130,744
Wells Fargo Advantage Income Opportunities Fund	24,138	195,759
Western Asset Global Corporate Defined Opportunity Fund, Inc.	9,009	150,901
Western Asset High Yield Defined Opportunity Fund, Inc.	8,485	127,266

		5,134,714

Domestic Mixed Allocation Investment Companies - 2.0%
Clough Global Opportunities Fund	8,757	107,799
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	17,707	389,554

		497,353

International Fixed Income Investment Companies - 9.5%
AllianceBernstein Global High Income Fund, Inc.	17,471	203,712
First Trust Aberdeen Global Opportunity Income Fund	15,142	160,051
Legg Mason BW Global Income Opportunities Fund, Inc.	23,786	321,587
Nuveen Preferred & Income Term Fund	14,478	322,570
PIMCO Dynamic Income Fund	14,894	433,117
PIMCO Income Opportunity Fund	15,458	363,572
Stone Harbor Emerging Markets Income Fund	8,378	118,130
Templeton Global Income Fund	6,006	41,051
Wells Fargo Advantage Multi-Sector Income Fund	18,549	230,193
Western Asset Global High Income Fund, Inc.	15,650	155,874

		2,349,857

Total Registered Investment Companies (cost $10,692,556)		9,694,919

U.S. CORPORATE BONDS & NOTES - 0.2%
Telecom Services - 0.2%
Embarq Corp. Senior Notes 8.00% due 06/01/2036 (cost $44,532)	$40,000	43,712

Total Long-Term Investment Securities (cost $25,331,282)		24,183,704

SHORT-TERM INVESTMENT SECURITIES - 0.5%
Time Deposits - 0.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/03/2015 (cost $114,000)	114,000	114,000

TOTAL INVESTMENTS (cost $25,445,2827)(3)	98.6%	24,297,704
Other assets less liabilities	1.4	339,808

NET ASSETS	100.0%	$24,637,512

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2015, the aggregate value of these securities was $1,201,630 representing 4.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Fair valued security. Securities are classififed as Level 3 based on the securities valuation inputs: see Note 2
(3)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investment at Value:*
Common Stocks:
Gambling (Non-Hotel)	$—	$—	$81,880	$81,880
Other Industries	6,498,967	—	—	6,498,967
Preferred Securities	3,629,181	—	—	3,629,181
Preferred Securities/Capital Securities	—	4,235,045	—	4,235,045
Registered Investment Companies	9,694,919	—	—	9,694,919
U.S. Corporate Bonds & Notes	—	43,712	—	43,712
Short-Term Investment Securities	—	114,000	—	114,000

Total Investment at Value	$19,823,067	$4,392,757	$81,880	$24,297,704

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $563,035 were transferred from Level 2 to Level 1 following a reassessment of inputs. There were no additional material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—SunAmerica Small-Cap Fund

PORTFOLIO OF INVESTMENTS - July 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 96.9%
Advanced Materials - 0.0%
Core Molding Technologies, Inc.†	109	$2,080

Advertising Agencies - 0.0%
MDC Partners, Inc., Class A	620	10,931

Advertising Services - 0.0%
Journal Media Group, Inc.	348	2,815
Marchex, Inc., Class B	464	2,135
Marin Software, Inc.†	427	2,387
Millennial Media, Inc.†	1,705	2,933
Sizmek, Inc.†	307	2,382

		12,652

Aerospace/Defense - 0.2%
Aerovironment, Inc.†	281	7,323
Cubic Corp.	309	13,710
Esterline Technologies Corp.†	444	39,365
Kratos Defense & Security Solutions, Inc.†	646	3,527
National Presto Industries, Inc.	69	5,462
Teledyne Technologies, Inc.†	504	52,250

		121,637

Aerospace/Defense-Equipment - 0.4%
AAR Corp.	506	13,637
Aerojet Rocketdyne Holdings, Inc.†	893	20,905
Astronics Corp.†	273	16,926
Curtiss-Wright Corp.	679	45,744
Ducommun, Inc.†	157	3,760
HEICO Corp.	274	15,023
HEICO Corp., Class A	570	25,855
Kaman Corp.	389	15,354
KLX, Inc.†	754	29,617
Moog, Inc., Class A†	553	36,974

		223,795

Agricultural Biotech - 0.0%
Arcadia Biosciences, Inc.	115	488

Agricultural Chemicals - 0.0%
Intrepid Potash, Inc.†	802	6,849
Rentech, Inc.†	3,278	2,496

		9,345

Agricultural Operations - 0.1%
Alico, Inc.	54	2,420
Andersons, Inc.	405	15,106
Limoneira Co.	164	3,377
MGP Ingredients, Inc.	152	2,245
Tejon Ranch Co.†	196	4,865

		28,013

Airlines - 0.7%
Allegiant Travel Co.	191	40,632
Hawaiian Holdings, Inc.†	14,521	315,396
Republic Airways Holdings, Inc.†	726	3,659
SkyWest, Inc.	738	12,221
Virgin America, Inc.†	359	11,969

		383,877

Apparel Manufacturers - 0.2%
Columbia Sportswear Co.	410	29,332
G-III Apparel Group, Ltd.†	570	41,171
Oxford Industries, Inc.	209	17,541
Quiksilver, Inc.†	1,955	897
Sequential Brands Group, Inc.†	359	6,365
Superior Uniform Group, Inc.	106	2,038
Vince Holding Corp.†	219	2,148

		99,492

Appliances - 0.0%
iRobot Corp.†	424	13,055

Applications Software - 0.6%
Brightcove, Inc.†	464	2,538
Callidus Software, Inc.†	789	13,097
Constant Contact, Inc.†	459	11,861
Cvent, Inc.†	334	8,991
Dealertrack Technologies, Inc.†	782	48,539
Demandware, Inc.†	477	36,042
Ebix, Inc.	382	11,838
Epiq Systems, Inc.	461	7,630
Five9, Inc.†	338	1,592
HubSpot, Inc.†	269	14,512
Imperva, Inc.†	379	24,900
inContact, Inc.†	878	8,148
Infoblox, Inc.†	809	19,011
Jive Software, Inc.†	666	3,143
New Relic, Inc.†	82	2,854
Park City Group, Inc.†	152	1,993
Paycom Software, Inc.†	451	14,432
PDF Solutions, Inc.†	385	5,394
Progress Software Corp.†	722	21,429
RealPage, Inc.†	754	14,477
SciQuest, Inc.†	394	4,685
Tangoe, Inc.†	557	6,138
Verint Systems, Inc.†	877	51,059

		334,303

Athletic Equipment - 0.5%
Black Diamond, Inc.†	324	3,076
Nautilus, Inc.†	13,244	279,846
Performance Sports Group Ltd†	647	10,624

		293,546

Auction Houses/Art Dealers - 0.1%
Sotheby’s	888	37,145

Audio/Video Products - 0.5%
Daktronics, Inc.	549	6,275
DTS, Inc.†	8,089	230,456
Skullcandy, Inc.†	313	2,288
TiVo, Inc.†	1,387	13,814
Universal Electronics, Inc.†	227	11,768
VOXX International Corp.†	282	2,256

		266,857

Auto Repair Centers - 0.1%
Monro Muffler Brake, Inc.	454	28,716

Auto-Cars/Light Trucks - 0.0%
Blue Bird Corp.	72	944

Auto-Heavy Duty Trucks - 0.0%
Navistar International Corp.†	728	12,769

Auto-Truck Trailers - 0.0%
Wabash National Corp.†	970	13,328

Auto/Truck Parts & Equipment-Original - 0.8%
Accuride Corp.†	555	2,259

American Axle & Manufacturing Holdings, Inc.†	1,083	21,638
Cooper-Standard Holding, Inc.†	193	12,410
Dana Holding Corp.	2,330	43,245
Federal-Mogul Holdings Corp.†	433	4,850
Gentherm, Inc.†	513	25,819
Horizon Global Corp.	258	3,230
Meritor, Inc.†	1,394	19,628
Metaldyne Performance Group, Inc.	164	3,073
Miller Industries, Inc.	161	2,819
Modine Manufacturing Co.†	684	6,929
Strattec Security Corp.	51	3,585
Superior Industries International, Inc.	334	5,651
Tenneco, Inc.†	877	43,683
Titan International, Inc.	617	5,763
Tower International, Inc.†	9,681	252,965

		457,547

Auto/Truck Parts & Equipment-Replacement - 0.1%
Commercial Vehicle Group, Inc.†	429	2,535
Dorman Products, Inc.†	381	20,109
Douglas Dynamics, Inc.	319	6,546
Motorcar Parts of America, Inc.†	256	7,585
Remy International, Inc.	409	12,107
Standard Motor Products, Inc.	285	10,423

		59,305

B2B/E-Commerce - 0.0%
ePlus, Inc.†	79	6,076
TechTarget, Inc.†	279	2,416

		8,492

Banks-Commercial - 5.5%
1st Source Corp.	212	7,206
Access National Corp.	104	2,019
American National Bankshares, Inc.	125	2,960
Ameris Bancorp	459	12,398
Ames National Corp.	132	3,200
Arrow Financial Corp.	156	4,296
BancFirst Corp.	104	6,615
Bancorp, Inc.†	481	4,016
BancorpSouth, Inc.	1,379	34,847
Bank of Marin Bancorp	85	4,137
Bank of the Ozarks, Inc.	1,113	49,106
Banner Corp.	299	14,250
Bar Harbor Bankshares	85	2,916
BBCN Bancorp, Inc.	1,136	17,438
Blue Hills Bancorp, Inc.†	400	5,776
BNC Bancorp	348	7,837
Bridge Bancorp, Inc.	167	4,319
Bryn Mawr Bank Corp.	10,876	313,664
C1 Financial, Inc.†	85	1,636
Camden National Corp.	106	4,268
Capital Bank Financial Corp., Class A†	320	9,590
Capital City Bank Group, Inc.	153	2,362
Cardinal Financial Corp.	459	10,722
Cascade Bancorp†	441	2,276
Cass Information Systems, Inc.	164	8,626
Cathay General Bancorp Class B	1,142	36,670
CenterState Banks, Inc.	648	9,033
Central Pacific Financial Corp.	328	7,639
Century Bancorp, Inc., Class A	49	2,041
Chemical Financial Corp.	481	15,849
Citizens & Northern Corp.	174	3,435
City Holding Co.	217	10,464
CNB Financial Corp.	206	3,580
CoBiz Financial, Inc.	518	6,625
Columbia Banking System, Inc.	824	27,019
Community Bank System, Inc.	582	22,250
Community Trust Bancorp, Inc.	224	7,842
CommunityOne Bancorp†	175	1,920
ConnectOne Bancorp, Inc.	427	9,121
CU Bancorp†	239	5,303
Customers Bancorp, Inc.†	381	9,582
CVB Financial Corp.	1,517	26,866
Eagle Bancorp, Inc.†	7,764	344,722
Enterprise Bancorp, Inc.	109	2,395
Enterprise Financial Services Corp.	285	6,877
Farmers Capital Bank Corp.†	107	2,737
Fidelity Southern Corp.	238	4,627
Financial Institutions, Inc.	201	4,933
First BanCorp†	1,662	7,163
First Bancorp	281	4,797
First Bancorp, Inc.	153	2,909
First Busey Corp.	1,033	6,580
First Business Financial Services, Inc.	62	2,713
First Citizens BancShares, Inc., Class A	110	28,197
First Commonwealth Financial Corp.	1,270	11,684
First Community Bancshares, Inc.	240	4,270
First Connecticut Bancorp, Inc.	229	3,691
First Financial Bancorp	881	16,748
First Financial Bankshares, Inc.	916	31,126
First Financial Corp.	157	5,209
First Interstate BancSystem, Inc.	280	7,764
First Merchants Corp.	539	14,030
First Midwest Bancorp, Inc.	1,113	20,891
First NBC Bank Holding Co.†	217	8,289
First of Long Island Corp.	174	4,740
FirstMerit Corp.	2,368	44,376
FNB Corp.	2,495	34,406
Franklin Financial Network, Inc.	77	1,943
Fulton Financial Corp.	2,524	32,711
German American Bancorp, Inc.	189	5,502
Glacier Bancorp, Inc.	1,079	30,320
Great Southern Bancorp, Inc.	149	6,183
Great Western Bancorp, Inc.	590	15,493
Green Bancorp, Inc.†	145	1,982
Guaranty Bancorp	211	3,382
Hampton Roads Bankshares, Inc.†	490	1,029
Hancock Holding Co.	1,112	32,493
Hanmi Financial Corp.	456	11,541
Heartland Financial USA, Inc.	254	9,571
Heritage Commerce Corp.	300	3,327
Heritage Financial Corp.	432	7,646
Heritage Oaks Bancorp	335	2,667
Hilltop Holdings, Inc.†	1,087	22,881
Home BancShares, Inc.	816	32,493

Horizon Bancorp	131	3,178
IBERIABANK Corp.	545	35,180
Independent Bank Corp.	373	18,038
Independent Bank Corp. - Michigan	328	4,677
International Bancshares Corp.	774	20,844
Kearny Financial Corp.†	1,336	14,896
Lakeland Bancorp, Inc.	541	6,113
Lakeland Financial Corp.	237	10,082
LegacyTexas Financial Group, Inc.	680	20,665
MainSource Financial Group, Inc.	309	6,764
MB Financial, Inc.	1,073	36,589
Mercantile Bank Corp.	240	4,944
Merchants Bancshares, Inc.	71	2,244
Metro Bancorp, Inc.	169	4,135
MidWestOne Financial Group, Inc.	112	3,628
National Bankshares, Inc.	98	2,984
National Commerce Corp.	86	2,262
National Penn Bancshares, Inc.	2,001	21,451
NBT Bancorp, Inc.	628	16,975
NewBridge Bancorp	512	4,511
OFG Bancorp	636	5,126
Old National Bancorp	1,671	24,046
Old Second Bancorp, Inc.	420	2,734
Opus Bank	148	5,794
Pacific Continental Corp.	278	3,692
Palmetto Bancshares, Inc.	64	1,267
Park National Corp.	186	16,294
Park Sterling Corp.	642	4,648
Peapack Gladstone Financial Corp.	220	4,884
Penns Woods Bancorp, Inc.	68	2,920
Peoples Bancorp, Inc.	262	5,512
Peoples Financial Services Corp.	108	4,242
Pinnacle Financial Partners, Inc.	512	27,182
Preferred Bank	10,262	323,458
PrivateBancorp, Inc.	1,123	46,425
Prosperity Bancshares, Inc.	1,001	54,645
QCR Holdings, Inc.	167	3,601
Renasant Corp.	574	18,454
Republic Bancorp, Inc., Class A	141	3,546
S&T Bancorp, Inc.	497	15,367
Sandy Spring Bancorp, Inc.	352	9,624
Seacoast Banking Corp. of Florida†	339	5,068
ServisFirst Bancshares, Inc.	318	12,351
Sierra Bancorp	168	2,789
Simmons First National Corp., Class A	427	19,407
South State Corp.	346	26,891
Southside Bancshares, Inc.	361	9,863
Southwest Bancorp, Inc.	272	4,768
Square 1 Financial, Inc., Class A†	240	6,473
State Bank Financial Corp.	510	10,327
Stock Yards Bancorp, Inc.	211	7,777
Stonegate Bank	158	4,862
Suffolk Bancorp	167	4,813
Sun Bancorp, Inc./NJ†	136	2,841
Susquehanna Bancshares, Inc.	2,605	36,991
Talmer Bancorp, Inc., Class A	780	12,714
Texas Capital Bancshares, Inc.†	654	38,547
Tompkins Financial Corp.	213	11,513
TowneBank	651	11,490
TriCo Bancshares	324	8,032
TriState Capital Holdings, Inc.†	303	3,827
Triumph Bancorp, Inc.†	212	2,981
TrustCo Bank Corp. NY	1,357	8,454
Trustmark Corp.	965	23,199
UMB Financial Corp.	562	30,809
Umpqua Holdings Corp.	3,150	55,881
Union Bankshares Corp.	644	15,894
United Bankshares, Inc.	991	40,165
United Community Banks, Inc.	717	14,964
Univest Corp. of Pennsylvania	280	5,580
Valley National Bancorp	3,322	32,954
Washington Trust Bancorp, Inc.	211	8,391
Webster Financial Corp.	1,296	50,103
WesBanco, Inc.	549	18,238
West Bancorporation, Inc.	229	4,472
Westamerica Bancorporation	364	17,829
Western Alliance Bancorp†	1,228	41,543
Wilshire Bancorp, Inc.	1,008	11,713
Wintrust Financial Corp.	677	36,504
Yadkin Financial Corp.†	359	7,704

		3,081,100

Banks-Fiduciary - 0.0%
Boston Private Financial Holdings, Inc.	1,186	14,920

Banks-Mortgage - 0.0%
Walker & Dunlop, Inc.†	378	9,053

Banks-Super Regional - 0.0%
Independent Bank Group, Inc.	138	6,138

Batteries/Battery Systems - 0.1%
EnerSys	635	39,656

Beverages-Non-alcoholic - 0.6%
Coca-Cola Bottling Co. Consolidated	66	10,692
National Beverage Corp.†	163	3,874
Primo Water Corp.†	50,551	320,999

		335,565

Bicycle Manufacturing - 0.0%
Fox Factory Holding Corp.†	241	3,827

Brewery - 0.1%
Boston Beer Co., Inc., Class A†	129	28,447
Craft Brew Alliance, Inc.†	146	1,508

		29,955

Broadcast Services/Program - 0.1%
Crown Media Holdings, Inc., Class A†	494	2,208
Hemisphere Media Group, Inc.†	144	1,994
Nexstar Broadcasting Group, Inc., Class A	446	25,583
World Wrestling Entertainment, Inc., Class A	430	8,415

		38,200

Building & Construction Products-Misc. - 0.3%
Builders FirstSource, Inc.†	662	9,956
Drew Industries, Inc.	344	20,179
Gibraltar Industries, Inc.†	442	8,460
Louisiana-Pacific Corp.†	2,035	29,996

NCI Building Systems, Inc.†	388	5,024
Nortek, Inc.†	137	11,178
Patrick Industries, Inc.†	181	6,523
Ply Gem Holdings, Inc.†	308	4,451
Quanex Building Products Corp.	483	9,699
Simpson Manufacturing Co., Inc.	601	21,528
Stock Building Supply Holdings, Inc.†	211	4,089
Summit Materials, Inc., Class A	364	9,133
Trex Co., Inc.†	458	20,779

		160,995

Building & Construction-Misc. - 0.7%
Aegion Corp.†	523	10,340
Comfort Systems USA, Inc.	533	14,732
Dycom Industries, Inc.†	486	32,105
Hill International, Inc.†	66,950	320,021
MYR Group, Inc.†	298	8,952

		386,150

Building Products-Air & Heating - 0.0%
AAON, Inc.	584	12,959

Building Products-Cement - 0.1%
Continental Building Products, Inc.†	450	9,558
Headwaters, Inc.†	1,053	20,017
US Concrete, Inc.†	208	8,805

		38,380

Building Products-Doors & Windows - 1.0%
Apogee Enterprises, Inc.	417	23,010
Griffon Corp.	489	8,430
Masonite International Corp.†	431	29,769
PGT, Inc.†	29,964	481,522

		542,731

Building Products-Light Fixtures - 0.5%
LSI Industries, Inc.	28,942	288,262

Building Products-Wood - 0.1%
Boise Cascade Co.†	564	18,714
Universal Forest Products, Inc.	287	18,224

		36,938

Building-Heavy Construction - 0.1%
Granite Construction, Inc.	561	19,085
MasTec, Inc.†	953	17,564
Orion Marine Group, Inc.†	399	2,889
Tutor Perini Corp.†	536	11,218

		50,756

Building-Maintenance & Services - 0.1%
ABM Industries, Inc.	800	26,368

Building-Mobile Home/Manufactured Housing - 0.6%
Cavco Industries, Inc.†	4,312	315,121
Winnebago Industries, Inc.	384	8,575

		323,696

Building-Residential/Commercial - 0.9%
AV Homes, Inc.†	176	2,600
Beazer Homes USA, Inc.†	392	7,519
Century Communities, Inc.†	217	4,383
Green Brick Partners, Inc.	205	2,472
Hovnanian Enterprises, Inc., Class A†	1,704	3,442
Installed Building Products, Inc.†	11,658	316,748
KB Home	1,166	18,633
LGI Homes, Inc.†	199	3,888
M/I Homes, Inc.†	350	8,778
MDC Holdings, Inc.	558	16,662
Meritage Homes Corp.†	566	25,527
New Home Co., Inc.†	127	2,155
Ryland Group, Inc.	668	30,374
Standard Pacific Corp.†	2,089	18,780
Taylor Morrison Home Corp., Class A†	464	8,932
TRI Pointe Homes, Inc.†	2,309	34,173
WCI Communities, Inc.†	220	5,553
William Lyon Homes, Class A†	278	6,633

		517,252

Casino Hotels - 0.1%
Boyd Gaming Corp.†	1,140	19,483
Caesars Entertainment Corp.†	791	4,121
Monarch Casino & Resort, Inc.†	145	2,698

		26,302

Casino Services - 0.0%
Eldorado Resorts, Inc.	402	3,397
Scientific Games Corp., Class A†	717	10,827

		14,224

Cellular Telecom - 0.0%
Comverse, Inc.†	323	6,547
Leap Wireless CVR†(1)(2)	881	0
NTELOS Holdings Corp.	248	1,585

		8,132

Chemicals-Diversified - 0.2%
Aceto Corp.	416	9,747
Axiall Corp.	1,003	29,518
Innophos Holdings, Inc.	298	15,341
Innospec, Inc.	346	14,965
Koppers Holdings, Inc.	293	5,948
Olin Corp.	1,107	25,450

		100,969

Chemicals-Fibers - 0.0%
Rayonier Advanced Materials, Inc.	580	8,149

Chemicals-Other - 0.0%
American Vanguard Corp.	416	5,333

Chemicals-Plastics - 0.1%
A. Schulman, Inc.	418	15,562
Landec Corp.†	384	5,127
PolyOne Corp.	1,274	43,660

		64,349

Chemicals-Specialty - 0.5%
Balchem Corp.	443	25,105
Calgon Carbon Corp.	753	13,321
Chemtura Corp.†	960	26,333
Ferro Corp.†	1,042	14,473
H.B. Fuller Co.	720	28,843
Hawkins, Inc.	151	5,508
KMG Chemicals, Inc.	137	2,991

Kraton Performance Polymers, Inc.†	448	9,193
Minerals Technologies, Inc.	496	32,116
Oil-Dri Corp. of America	70	1,838
OM Group, Inc.	433	14,670
OMNOVA Solutions, Inc.†	668	4,322
Quaker Chemical Corp.	190	17,613
Sensient Technologies Corp.	667	45,616
Stepan Co.	275	13,478
Tronox, Ltd., Class A	908	9,970
Valhi, Inc.	272	1,210

		266,600

Circuit Boards - 0.0%
Multi-Fineline Electronix, Inc.†	129	2,304
Park Electrochemical Corp.	291	5,139
TTM Technologies, Inc.†	843	7,697

		15,140

Coal - 0.0%
Cloud Peak Energy, Inc.†	871	2,770
Hallador Energy Co.	155	1,091
Peabody Energy Corp.	3,968	4,762
SunCoke Energy, Inc.	931	11,442
Westmoreland Coal Co.†	255	3,975

		24,040

Coatings/Paint - 0.0%
Kronos Worldwide, Inc.	299	2,942

Coffee - 0.0%
Farmer Bros. Co.†	110	2,603

Commercial Services - 0.9%
Care.com, Inc.†	273	1,638
Collectors Universe, Inc.	102	2,056
Healthcare Services Group, Inc.	1,021	35,643
HMS Holdings Corp.†	1,265	14,573
Medifast, Inc.†	155	4,785
National Research Corp., Class A	139	2,057
Nutrisystem, Inc.	12,797	384,550
PFSweb, Inc.	172	2,171
RPX Corp.†	775	11,997
ServiceSource International, Inc.†	841	4,457
SFX Entertainment, Inc.†	654	2,080
SP Plus Corp.†	239	6,250
Team, Inc.†	296	12,846
Weight Watchers International, Inc.†	394	1,576

		486,679

Commercial Services-Finance - 0.3%
Cardtronics, Inc.†	641	23,762
CBIZ, Inc.†	706	6,919
Euronet Worldwide, Inc.†	741	50,758
EVERTEC, Inc.	940	17,691
Green Dot Corp., Class A†	655	13,572
Heartland Payment Systems, Inc.	522	32,521
LendingTree, Inc.†	83	6,882
Liberty Tax, Inc.	85	2,232
MoneyGram International, Inc.†	417	4,253
Travelport Worldwide, Ltd.	1,508	19,227
Xoom Corp.†	456	11,332

		189,149

Communications Software - 0.0%
BroadSoft, Inc.†	416	14,527
Digi International, Inc.†	356	3,603
Seachange International, Inc.†	476	3,279

		21,409

Computer Aided Design - 0.1%
Aspen Technology, Inc.†	1,220	54,144

Computer Data Security - 0.0%
Qualys, Inc.†	355	13,121
Varonis Systems, Inc.†	128	2,661

		15,782

Computer Graphics - 0.0%
Monotype Imaging Holdings, Inc.	572	14,260

Computer Services - 0.8%
Barracuda Networks, Inc.†	115	3,156
CACI International, Inc., Class A†	344	28,253
Carbonite, Inc.†	258	3,081
Ciber, Inc.†	1,126	3,727
Convergys Corp.	1,412	35,455
Engility Holdings, Inc.	256	5,609
EPAM Systems, Inc.†	698	51,729
ExlService Holdings, Inc.†	475	18,416
Fleetmatics Group PLC	545	26,089
Globant SA†	218	6,932
Insight Enterprises, Inc.†	554	14,952
KEYW Holding Corp.†	478	3,886
LivePerson, Inc.†	815	7,832
Luxoft Holding, Inc.†	261	16,380
Manhattan Associates, Inc.†	1,053	68,255
MAXIMUS, Inc.	941	64,186
Science Applications International Corp.	657	35,268
Sykes Enterprises, Inc.†	557	13,580
Syntel, Inc.†	448	19,573
TeleTech Holdings, Inc.	232	6,294
Unisys Corp.†	713	11,315
Virtusa Corp.†	423	20,279

		464,247

Computer Software - 0.8%
Apigee Corp.†	72	580
AVG Technologies NV†	584	16,784
Avid Technology, Inc.†	461	5,652
Blackbaud, Inc.	669	40,916
Code Rebel Corp.	15	104
Cornerstone OnDemand, Inc.†	770	27,766
Envestnet, Inc.†	503	22,781
Guidance Software, Inc.†	272	2,739
Planet Payment, Inc.†	21,175	53,996
Simulations Plus, Inc.	40,555	261,985
Workiva, Inc.†	104	1,518

		434,821

Computers - 0.0%
Silicon Graphics International Corp.†	497	2,540

Computers-Integrated Systems - 0.2%
Agilysys, Inc.†	218	1,847

Cray, Inc.†	583	15,123
Diebold, Inc.	926	31,530
Mercury Systems, Inc.†	489	6,890
MTS Systems Corp.	212	13,697
NetScout Systems, Inc.†	533	21,256
Silver Spring Networks, Inc.†	520	5,824
Super Micro Computer, Inc.†	526	14,029

		110,196

Computers-Memory Devices - 0.1%
Datalink Corp.†	293	1,986
Dot Hill Systems Corp.†	875	5,530
Imation Corp.†	501	2,054
Nimble Storage, Inc.†	723	19,969
Quantum Corp.†	3,077	3,262
Violin Memory, Inc.†	1,297	3,061

		35,862

Computers-Other - 0.0%
ExOne Co.†	149	1,441
Stratasys, Ltd.†	727	22,341

		23,782

Computers-Periphery Equipment - 0.3%
Electronics for Imaging, Inc.†	669	30,573
Icad, Inc.	26,135	89,382
Immersion Corp.†	400	5,488
Synaptics, Inc.†	525	41,674

		167,117

Computers-Voice Recognition - 0.0%
Vocera Communications, Inc.†	367	4,551

Consulting Services - 1.1%
Advisory Board Co.†	605	36,240
CEB, Inc.	478	36,577
CRA International, Inc.†	8,294	193,582
Forrester Research, Inc.	144	4,504
Franklin Covey Co.†	175	3,309
FTI Consulting, Inc.†	594	24,306
Hackett Group, Inc.	341	4,365
Huron Consulting Group, Inc.†	331	25,312
ICF International, Inc.†	278	10,191
Information Services Group, Inc.	64,058	281,855
Navigant Consulting, Inc.†	688	10,815
NV5 Holdings, Inc.	72	1,742
Pendrell Corp.†	2,374	3,276
Vectrus, Inc.†	150	3,480

		639,554

Consumer Products-Misc. - 0.1%
Central Garden & Pet Co., Class A†	604	6,088
CSS Industries, Inc.	133	3,776
Helen of Troy, Ltd.†	407	35,727
Tumi Holdings, Inc.†	801	15,419
WD-40 Co.	208	18,643

		79,653

Containers-Metal/Glass - 0.0%
Greif, Inc., Class A	439	13,605

Containers-Paper/Plastic - 0.7%
AEP Industries, Inc.†	6,220	300,737
Berry Plastics Group, Inc.†	1,705	55,515
KapStone Paper and Packaging Corp.	1,216	28,454

		384,706

Cosmetics & Toiletries - 0.0%
Elizabeth Arden, Inc.†	373	3,932
Inter Parfums, Inc.	242	7,354
Revlon, Inc., Class A†	164	5,899

		17,185

Data Processing/Management - 0.2%
Acxiom Corp.†	1,116	19,987
Amber Road, Inc.†	252	1,487
CommVault Systems, Inc.†	645	24,168
CSG Systems International, Inc.	468	14,555
Fair Isaac Corp.	443	40,176
Pegasystems, Inc.	511	13,843

		114,216

Decision Support Software - 0.0%
Castlight Health, Inc., Class B†	481	3,453
Interactive Intelligence Group, Inc.†	247	10,241
QAD, Inc., Class A	146	3,897

		17,591

Diagnostic Equipment - 0.9%
Accelerate Diagnostics, Inc.†	307	8,559
Affymetrix, Inc.†	1,104	12,100
BioTelemetry, Inc.†	31,773	388,584
Cepheid†	1,025	56,980
GenMark Diagnostics, Inc.†	601	5,108
Genomic Health, Inc.†	254	6,878
Oxford Immunotec Global PLC†	288	3,816

		482,025

Diagnostic Kits - 0.0%
Meridian Bioscience, Inc.	596	10,781
OraSure Technologies, Inc.†	805	3,977
Quidel Corp.†	411	8,512

		23,270

Direct Marketing - 0.0%
EVINE Live, Inc.†	713	1,561
Harte-Hanks, Inc.	688	3,227

		4,788

Disposable Medical Products - 0.1%
ICU Medical, Inc.†	201	20,084
Merit Medical Systems, Inc.†	628	16,052
Utah Medical Products, Inc.	53	2,897

		39,033

Distribution/Wholesale - 0.3%
Beacon Roofing Supply, Inc.†	708	24,780
Core-Mark Holding Co., Inc.	330	20,978
Essendant, Inc.	547	20,141
H&E Equipment Services, Inc.	445	7,983
Pool Corp.	621	43,731
Rentrak Corp.†	180	12,325
ScanSource, Inc.†	409	15,472
Titan Machinery, Inc.†	247	3,470

		148,880

Diversified Financial Services - 0.0%
On Deck Capital, Inc.†	165	2,206

Diversified Manufacturing Operations - 0.4%
Actuant Corp., Class A	850	19,601
AZZ, Inc.	368	19,044
Barnes Group, Inc.	782	30,443
Blount International, Inc.†	695	5,810
Chase Corp.	98	3,746
EnPro Industries, Inc.	326	16,522
Fabrinet†	505	9,373
Federal Signal Corp.	892	13,344
GP Strategies Corp.†	186	5,336
Handy & Harman, Ltd.†	37	1,095
Harsco Corp.	1,144	15,719
LSB Industries, Inc.†	281	10,372
Lydall, Inc.†	242	7,190
NL Industries, Inc.†	97	653
Park-Ohio Holdings Corp.	125	5,614
Raven Industries, Inc.	540	10,492
Standex International Corp.	183	13,696
Tredegar Corp.	357	6,019

		194,069

Diversified Minerals - 0.0%
Ring Energy, Inc.†	296	2,419
United States Lime & Minerals, Inc.	28	1,512
US Silica Holdings, Inc.	762	17,160

		21,091

Diversified Operations - 0.0%
HRG Group, Inc.†	1,123	16,003
Resource America, Inc., Class A	228	1,842
Tiptree Financial, Inc., Class A	428	2,521

		20,366

Diversified Operations/Commercial Services - 0.0%
Viad Corp.	286	8,199
Volt Information Sciences, Inc.†	136	1,310

		9,509

Drug Delivery Systems - 0.2%
Antares Pharma, Inc.†	2,210	4,663
BioDelivery Sciences International, Inc.†	661	5,387
Catalent, Inc.†	1,194	40,692
Depomed, Inc.†	857	26,995
Heron Therapeutics, Inc.†	352	11,384
Nektar Therapeutics†	1,879	23,694
Revance Therapeutics, Inc.†	224	6,951

		119,766

E-Commerce/Products - 0.6%
1-800-flowers.com, Inc., Class A†	357	3,552
Blue Nile, Inc.†	169	5,361
Chegg, Inc.†	1,090	9,058
FTD Cos., Inc.†	260	7,574
Lands’ End, Inc.†	234	5,518
Overstock.com, Inc.†	12,182	257,771
Shutterfly, Inc.†	537	23,225
Stamps.com, Inc.†	204	13,994
zulily, Inc., Class A†	937	12,378

		338,431

E-Commerce/Services - 0.6%
Angie’s List, Inc.†	625	3,125
ChannelAdvisor Corp.†	309	3,118
Coupons.com, Inc.†	871	8,475
Etsy, Inc.†	286	5,960
GrubHub, Inc.†	1,073	34,025
Orbitz Worldwide, Inc.†	1,596	18,003
RetailMeNot, Inc.†	549	8,317
TrueCar, Inc.†	699	4,557
United Online, Inc.†	16,975	235,953
Wayfair, Inc., Class A†	287	10,708

		332,241

E-Marketing/Info - 0.4%
comScore, Inc.†	491	28,723
Liquidity Services, Inc.†	343	3,080
Marketo, Inc.†	497	15,114
New Media Investment Group, Inc.	638	10,852
QuinStreet, Inc.†	507	2,951
Rocket Fuel, Inc.†	377	2,873
Rubicon Project, Inc.†	8,147	142,002
TubeMogul, Inc.†	199	2,812

		208,407

E-Services/Consulting - 0.0%
Perficient, Inc.†	505	8,196

Educational Software - 0.0%
2U, Inc.†	341	10,943

Electric Products-Misc. - 0.1%
GrafTech International, Ltd.†	1,717	8,636
Graham Corp.	145	2,738
Littelfuse, Inc.	322	29,624

		40,998

Electric-Distribution - 0.1%
EnerNOC, Inc.†	387	3,185
Genie Energy, Ltd.†	178	1,842
Spark Energy, Inc., Class A	43	682
UIL Holdings Corp.	808	38,736

		44,445

Electric-Generation - 0.0%
Atlantic Power Corp.	1,741	4,335
Talen Energy Corp.†	1,192	18,750

		23,085

Electric-Integrated - 0.7%
ALLETE, Inc.	696	33,610
Ameresco, Inc., Class A†	287	1,980
Avista Corp.	889	29,355
Black Hills Corp.	640	26,662
Cleco Corp.	864	47,028
El Paso Electric Co.	577	21,020
Empire District Electric Co.	622	14,312
IDACORP, Inc.	719	44,657

MGE Energy, Inc.	495	19,642
NorthWestern Corp.	672	36,181
Otter Tail Corp.	535	13,867
PNM Resources, Inc.	1,137	29,994
Portland General Electric Co.	1,119	40,295
Unitil Corp.	199	7,074

		365,677

Electronic Components-Misc. - 0.8%
AVX Corp.	660	8,890
Bel Fuse, Inc., Class B	148	3,268
Benchmark Electronics, Inc.†	748	16,501
CTS Corp.	474	8,906
GSI Group, Inc.†	491	6,957
Kimball Electronics, Inc.†	416	5,579
Knowles Corp.†	1,215	23,146
Methode Electronics, Inc.	547	14,676
NVE Corp.	69	4,119
OSI Systems, Inc.†	282	19,791
Plexus Corp.†	480	18,307
Rogers Corp.†	266	14,888
Sanmina Corp.†	1,180	26,043
Sparton Corp.†	141	3,364
Stoneridge, Inc.†	21,822	265,574
Vishay Intertechnology, Inc.	1,935	22,214
Vishay Precision Group, Inc.†	179	2,499
ZAGG, Inc.†	421	3,271

		467,993

Electronic Components-Semiconductors - 2.1%
Advanced Micro Devices, Inc.†	9,087	17,538
Alpha & Omega Semiconductor, Ltd.†	313	2,457
Ambarella, Inc.	448	51,910
Amkor Technology, Inc.†	1,413	6,231
Applied Micro Circuits Corp.†	1,156	7,179
Cavium, Inc.†	789	53,494
CEVA, Inc.†	8,296	155,384
Diodes, Inc.†	535	11,872
DSP Group, Inc.†	37,976	331,531
Emcore Corp.†	354	2,191
Fairchild Semiconductor International, Inc.†	1,663	25,045
Inphi Corp.†	11,834	268,987
Integrated Silicon Solution, Inc.	453	9,934
Intersil Corp., Class A	1,883	20,958
InvenSense, Inc.†	1,106	14,489
IXYS Corp.	354	3,703
Kopin Corp.†	949	2,828
Lattice Semiconductor Corp.†	1,669	8,211
Microsemi Corp.†	1,359	44,765
Monolithic Power Systems, Inc.	564	29,164
OmniVision Technologies, Inc.†	829	20,244
PMC-Sierra, Inc.†	2,492	16,971
QLogic Corp.†	1,246	11,052
Rambus, Inc.†	1,650	21,599
Rovi Corp.†	1,263	13,880
Semtech Corp.†	948	16,675
Silicon Laboratories, Inc.†	610	27,444

		1,195,736

Electronic Design Automation - 0.1%
Mentor Graphics Corp.	1,429	37,283

Electronic Measurement Instruments - 0.1%
Badger Meter, Inc.	207	12,176
ESCO Technologies, Inc.	372	14,162
FARO Technologies, Inc.†	248	10,885
Itron, Inc.†	549	17,694
Mesa Laboratories, Inc.	41	4,245

		59,162

Electronic Parts Distribution - 0.1%
Tech Data Corp.†	523	30,507

Electronic Security Devices - 0.0%
American Science & Engineering, Inc.	105	4,692
TASER International, Inc.†	763	20,769

		25,461

Energy-Alternate Sources - 0.1%
Clean Energy Fuels Corp.†	1,017	5,858
Enphase Energy, Inc.†	394	2,329
FuelCell Energy, Inc.†	3,582	3,015
FutureFuel Corp.	349	3,993
Green Plains, Inc.	542	12,168
Pacific Ethanol, Inc.†	352	2,598
Pattern Energy Group, Inc.	738	18,029
Plug Power, Inc.†	2,477	6,415
Renewable Energy Group, Inc.†	627	6,395
REX American Resources Corp.†	94	4,854
Solazyme, Inc.†	1,144	2,677
Vivint Solar, Inc.†	295	4,502

		72,833

Engineering/R&D Services - 0.8%
Argan, Inc.	9,335	362,945
EMCOR Group, Inc.	896	42,856
Exponent, Inc.	371	16,506
Mistras Group, Inc.†	239	4,299
VSE Corp.	59	2,796

		429,402

Engines-Internal Combustion - 0.0%
Briggs & Stratton Corp.	637	11,772
Power Solutions International, Inc.†	66	2,737

		14,509

Enterprise Software/Service - 2.1%
Actua Corp.†	579	8,529
American Software, Inc., Class A	29,348	270,588
Benefitfocus, Inc.†	112	4,171
Guidewire Software, Inc.†	1,002	59,168
Hortonworks, Inc.†	108	2,620
ManTech International Corp., Class A	346	10,314
MedAssets, Inc.†	862	20,085
MicroStrategy, Inc., Class A†	132	26,908
MobileIron, Inc.†	555	3,175
Model N, Inc.†	298	3,385
Omnicell, Inc.†	517	18,881
OPOWER, Inc.†	373	3,749

Proofpoint, Inc.†	563	36,426
PROS Holdings, Inc.†	341	7,458
Qlik Technologies, Inc.†	1,305	52,800
Sapiens International Corp. NV	19,726	211,660
SPS Commerce, Inc.†	4,383	316,233
SYNNEX Corp.	411	31,084
Tyler Technologies, Inc.†	480	66,979

		1,154,213

Entertainment Software - 0.1%
Glu Mobile, Inc.†	1,719	10,082
Take-Two Interactive Software, Inc.†	1,208	38,149

		48,231

Environmental Consulting & Engineering - 0.0%
Tetra Tech, Inc.	861	22,937
TRC Cos., Inc.†	244	2,342

		25,279

Environmental Monitoring & Detection - 0.0%
MSA Safety, Inc.	418	21,590

Extended Service Contracts - 0.0%
James River Group Holdings, Ltd.	156	4,282

Female Health Care Products - 0.7%
Juniper Pharmaceuticals, Inc.	36,279	370,046

Filtration/Separation Products - 0.1%
CLARCOR, Inc.	716	43,082
Polypore International, Inc.†	642	38,597

		81,679

Finance-Commercial - 0.0%
NewStar Financial, Inc.†	344	3,980

Finance-Consumer Loans - 0.2%
Encore Capital Group, Inc.†	372	16,000
Enova International, Inc.†	372	6,726
Nelnet, Inc., Class A	338	13,314
Ocwen Financial Corp.†	1,534	12,931
PRA Group, Inc.†	689	43,786
Regional Management Corp.†	153	2,956
World Acceptance Corp.†	107	5,823

		101,536

Finance-Credit Card - 0.1%
Blackhawk Network Holdings, Inc.†	776	35,642

Finance-Investment Banker/Broker - 0.3%
Cowen Group, Inc., Class A†	1,591	8,989
Diamond Hill Investment Group, Inc.	43	8,277
Evercore Partners, Inc., Class A	494	29,047
GAIN Capital Holdings, Inc.	460	3,211
Greenhill & Co., Inc.	418	16,440
INTL. FCStone, Inc.†	214	6,240
Investment Technology Group, Inc.	489	9,951
KCG Holdings, Inc., Class A†	620	6,584
Ladenburg Thalmann Financial Services, Inc.†	1,505	4,575
Moelis & Co.	251	7,510
Oppenheimer Holdings, Inc., Class A	148	3,360
Piper Jaffray Cos.†	228	10,226
RCS Capital Corp., Class A	703	4,098
Stifel Financial Corp.†	969	53,247
Virtu Financial, Inc., Class A†	271	6,369

		178,124

Finance-Leasing Companies - 0.0%
Aircastle, Ltd.	891	21,447
Marlin Business Services Corp.	124	1,970

		23,417

Finance-Mortgage Loan/Banker - 0.2%
Arlington Asset Investment Corp., Class A	327	6,246
Ellie Mae, Inc.†	419	32,870
Federal Agricultural Mtg. Corp., Class C	149	3,986
FNFV Group†	1,143	16,642
Impac Mortgage Holdings, Inc.	123	2,690
Nationstar Mtg. Holdings, Inc.†	561	10,407
PennyMac Financial Services, Inc., Class A†	189	3,445
PHH Corp.†	709	17,697
Stonegate Mtg. Corp.†	208	1,991
Walter Investment Management Corp.†	539	11,750

		107,724

Finance-Other Services - 0.2%
BGC Partners, Inc., Class A	2,617	25,777
JG Wentworth Co.†	207	1,706
MarketAxess Holdings, Inc.	533	52,127
WageWorks, Inc.†	510	25,475

		105,085

Financial Guarantee Insurance - 0.2%
MBIA, Inc.†	2,230	13,268
MGIC Investment Corp.†	4,852	53,712
NMI Holdings, Inc., Class A†	712	5,696
Radian Group, Inc.	2,734	50,470

		123,146

Firearms & Ammunition - 0.1%
Smith & Wesson Holding Corp.†	767	12,441
Sturm Ruger & Co., Inc.	267	16,025

		28,466

Food-Canned - 0.1%
Seneca Foods Corp., Class A†	115	3,357
TreeHouse Foods, Inc.†	612	50,159

		53,516

Food-Confectionery - 0.0%
Tootsie Roll Industries, Inc.	266	8,637

Food-Dairy Products - 0.4%
Dean Foods Co.	1,348	23,994
Lifeway Foods, Inc.†	11,770	173,255

		197,249

Food-Flour & Grain - 0.1%
Post Holdings, Inc.†	783	42,078
Seaboard Corp.†	4	13,900

		55,978

Food-Misc./Diversified - 0.3%
B&G Foods, Inc.	827	24,421

Boulder Brands, Inc.†	781	6,506
Cal-Maine Foods, Inc.	446	24,155
Darling Ingredients, Inc.†	2,360	30,326
Diamond Foods, Inc.†	376	12,149
Inventure Foods, Inc.†	279	2,743
J&J Snack Foods Corp.	212	25,092
John B. Sanfilippo & Son, Inc.	118	6,135
Lancaster Colony Corp.	265	24,701
Senomyx, Inc.†	625	3,881
Snyder’s-Lance, Inc.	698	22,699

		182,808

Food-Retail - 0.1%
Fairway Group Holdings Corp.†	293	879
Fresh Market, Inc.†	615	18,757
Ingles Markets, Inc., Class A	190	8,793
Smart & Final Stores, Inc.†	347	6,038
SUPERVALU, Inc.†	3,739	34,474
Village Super Market, Inc., Class A	102	2,925
Weis Markets, Inc.	157	6,621

		78,487

Food-Wholesale/Distribution - 0.7%
Calavo Growers, Inc.	6,128	334,037
Chefs’ Warehouse, Inc.†	269	4,627
Fresh Del Monte Produce, Inc.	476	18,811
SpartanNash Co.	537	17,297
United Natural Foods, Inc.†	715	32,554

		407,326

Footwear & Related Apparel - 0.3%
Crocs, Inc.†	1,100	17,303
Deckers Outdoor Corp.†	494	36,003
Iconix Brand Group, Inc.†	681	14,798
Steven Madden, Ltd.†	804	33,511
Weyco Group, Inc.	93	2,684
Wolverine World Wide, Inc.	1,474	43,217

		147,516

Forestry - 0.0%
Deltic Timber Corp.	156	10,124

Funeral Services & Related Items - 0.7%
Carriage Services, Inc.	14,043	337,453
Matthews International Corp., Class A	471	25,364

		362,817

Gambling (Non-Hotel) - 0.1%
Caesars Acquisition Co., Class A†	660	4,297
Everi Holdings, Inc.	940	4,747
Isle of Capri Casinos, Inc.†	315	5,745
Pinnacle Entertainment, Inc.†	864	33,264

		48,053

Gas-Distribution - 0.5%
Chesapeake Utilities Corp.	217	11,158
Laclede Group, Inc.	618	33,440
New Jersey Resources Corp.	1,223	35,345
Northwest Natural Gas Co.	390	16,883
ONE Gas, Inc.	750	33,773
Piedmont Natural Gas Co., Inc.	1,125	42,761
South Jersey Industries, Inc.	978	23,707
Southwest Gas Corp.	668	37,635
WGL Holdings, Inc.	710	39,689

		274,391

Golf - 0.0%
Callaway Golf Co.	1,114	10,204

Hazardous Waste Disposal - 0.5%
Heritage-Crystal Clean, Inc.†	179	2,300
Sharps Compliance Corp.†	41,801	267,945
US Ecology, Inc.	309	14,180

		284,425

Health Care Cost Containment - 0.1%
CorVel Corp.†	123	3,931
ExamWorks Group, Inc.†	591	20,732
HealthEquity, Inc.†	518	17,436

		42,099

Healthcare Safety Devices - 0.0%
Tandem Diabetes Care, Inc.†	252	3,163
Unilife Corp.†	1,654	2,911

		6,074

Heart Monitors - 0.0%
HeartWare International, Inc.†	246	22,315

Home Furnishings - 0.5%
American Woodmark Corp.†	183	12,034
Bassett Furniture Industries, Inc.	7,221	236,777
Ethan Allen Interiors, Inc.	362	10,929
Flexsteel Industries, Inc.	84	3,353
Hooker Furniture Corp.	154	3,842
La-Z-Boy, Inc.	730	18,542
Select Comfort Corp.†	746	19,426

		304,903

Hotels/Motels - 0.2%
Belmond, Ltd., Class A†	1,384	16,760
Civeo Corp.	1,533	3,281
Diamond Resorts International, Inc.†	595	18,647
Interval Leisure Group, Inc.	559	11,918
Intrawest Resorts Holdings, Inc.†	257	2,562
La Quinta Holdings, Inc.†	1,337	28,371
Marcus Corp.	261	5,471
Morgans Hotel Group Co.†	387	2,322

		89,332

Housewares - 0.0%
Libbey, Inc.	312	11,609
Lifetime Brands, Inc.	153	2,225
NACCO Industries, Inc., Class A	58	2,945

		16,779

Human Resources - 1.8%
AMN Healthcare Services, Inc.†	679	19,983
Barrett Business Services, Inc.	102	4,223
CDI Corp.	204	2,470
Cross Country Healthcare, Inc.†	26,409	318,757
Edgewater Technology, Inc.†	41,761	296,085
General Employment Enterprises, Inc.	188,580	135,778

Heidrick & Struggles International, Inc.	261	5,708
Insperity, Inc.	276	13,877
Kelly Services, Inc., Class A	424	6,335
Kforce, Inc.	352	8,226
Korn/Ferry International	720	24,106
Monster Worldwide, Inc.†	1,299	9,158
On Assignment, Inc.†	739	28,318
Patriot National, Inc.	118	2,195
Paylocity Holding Corp.†	220	7,902
Resources Connection, Inc.	536	8,485
Team Health Holdings, Inc.†	1,028	69,297
TriNet Group, Inc.†	587	15,779
TrueBlue, Inc.†	599	15,430

		992,112

Identification Systems - 0.0%
Brady Corp., Class A	682	16,041
Checkpoint Systems, Inc.	600	5,244
Imprivata Inc†	130	1,976

		23,261

Import/Export - 0.0%
Castle Brands, Inc.	951	1,122

Independent Power Producers - 0.2%
Abengoa Yield plc	700	17,766
Dynegy, Inc.†	1,831	47,698
NRG Yield, Inc., Class A	493	9,717
NRG Yield, Inc., Class C	494	9,529
Ormat Technologies, Inc.	531	21,601

		106,311

Industrial Audio & Video Products - 0.1%
IMAX Corp.†	862	32,247

Industrial Automated/Robotic - 0.0%
Hurco Cos., Inc.	93	2,911

Instruments-Controls - 0.1%
Allied Motion Technologies, Inc.	89	1,881
Control4 Corp.†	297	2,465
Watts Water Technologies, Inc., Class A	402	22,295
Woodward, Inc.	932	46,004

		72,645

Instruments-Scientific - 0.1%
FEI Co.	594	51,066
Fluidigm Corp.†	411	8,233

		59,299

Insurance Brokers - 0.0%
Crawford & Co., Class B	405	2,802
eHealth, Inc.†	255	4,149

		6,951

Insurance-Life/Health - 0.3%
American Equity Investment Life Holding Co.	1,101	32,523
CNO Financial Group, Inc.	2,813	50,184
FBL Financial Group, Inc., Class A	137	7,810
Fidelity & Guaranty Life	160	4,165
Independence Holding Co.	100	1,308
Kansas City Life Insurance Co.	52	2,448
National Western Life Insurance Co., Class A	31	7,471
Primerica, Inc.	734	33,199
Symetra Financial Corp.	1,072	26,843
Trupanion, Inc.†	233	1,799

		167,750

Insurance-Multi-line - 0.1%
Citizens, Inc.†	701	4,746
Horace Mann Educators Corp.	587	20,686
Kemper Corp.	621	24,045
United Fire Group, Inc.	289	9,988

		59,465

Insurance-Property/Casualty - 1.7%
Ambac Financial Group, Inc.†	642	10,298
AMERISAFE, Inc.	271	13,564
Atlas Financial Holdings, Inc.†	17,461	322,330
Baldwin & Lyons, Inc., Class B	134	3,125
Donegal Group, Inc., Class A	122	1,814
EMC Insurance Group, Inc.	149	3,594
Employers Holdings, Inc.	455	10,920
Enstar Group, Ltd.†	129	20,639
Federated National Holding Co.	202	4,765
First American Financial Corp.	1,549	62,858
Global Indemnity PLC†	118	3,263
Hallmark Financial Services, Inc.†	201	2,147
HCI Group, Inc.	122	5,475
Heritage Insurance Holdings, Inc.†	12,804	316,515
Infinity Property & Casualty Corp.	164	12,712
National General Holdings Corp.	509	11,651
National Interstate Corp.	102	2,576
Navigators Group, Inc.†	151	11,805
OneBeacon Insurance Group, Ltd., Class A	324	4,698
RLI Corp.	617	34,077
Safety Insurance Group, Inc.	215	12,468
Selective Insurance Group, Inc.	814	25,079
State Auto Financial Corp.	214	5,179
Stewart Information Services Corp.	328	13,487
Third Point Reinsurance, Ltd.†	1,206	17,921
United Insurance Holdings Corp.	245	3,935
Universal Insurance Holdings, Inc.	457	12,531

		949,426

Insurance-Reinsurance - 0.2%
Argo Group International Holdings, Ltd.	398	22,439
Essent Group, Ltd.	794	23,240
Greenlight Capital Re, Ltd., Class A†	413	11,490
Maiden Holdings, Ltd.	722	11,942
Montpelier Re Holdings, Ltd.	516	22,007
State National Cos., Inc.	445	4,833

		95,951

Internet Application Software - 0.1%
Bazaarvoice, Inc.†	871	4,913
Box, Inc., Class A†	185	3,021
Connecture, Inc.†	94	886
Intralinks Holdings, Inc.†	574	6,521
Lionbridge Technologies, Inc.†	919	5,404

RealNetworks, Inc.†	331	1,549
Textura Corp.†	282	8,178
VirnetX Holding Corp.†	646	2,991
Yodlee, Inc.†	259	3,253
Zendesk, Inc.†	767	15,823

		52,539

Internet Connectivity Services - 0.1%
Boingo Wireless, Inc.†	523	5,088
Cogent Communications Holdings, Inc.	658	20,918
Internap Corp.†	785	7,230

		33,236

Internet Content-Entertainment - 0.1%
Global Eagle Entertainment, Inc.†	662	8,222
Limelight Networks, Inc.†	869	3,276
Shutterstock, Inc.†	280	14,961

		26,459

Internet Content-Information/News - 1.2%
Autobytel, Inc.	18,428	282,685
Bankrate, Inc.†	952	8,682
DHI Group, Inc.†	635	5,061
HealthStream, Inc.†	360	10,102
MaxPoint Interactive, Inc.	97	860
Reis, Inc.	13,917	340,410
Travelzoo, Inc.†	99	885
WebMD Health Corp.†	539	23,490
XO Group, Inc.†	377	5,591

		677,766

Internet Incubators - 0.0%
ModusLink Global Solutions, Inc.†	539	1,752
Safeguard Scientifics, Inc.†	295	5,416

		7,168

Internet Security - 0.0%
Corindus Vascular Robotics, Inc.	321	1,165
VASCO Data Security International, Inc.†	419	8,543
Zix Corp.†	821	4,007

		13,715

Internet Telephone - 1.0%
8x8, Inc.†	32,491	282,997
j2 Global, Inc.	688	48,435
RingCentral, Inc.†	12,625	248,713
TeleCommunication Systems, Inc., Class A†	717	2,631

		582,776

Investment Companies - 0.0%
6D Global Technologies, Inc.	282	1,269
Acacia Research Corp.	728	6,850
Real Industry, Inc.	350	3,994

		12,113

Investment Management/Advisor Services - 0.8%
Altisource Asset Management Corp.†	12	1,591
Altisource Portfolio Solutions SA†	202	6,597
Ashford, Inc.†	15	895
Calamos Asset Management, Inc., Class A	254	3,051
CIFC Corp.	86	655
Cohen & Steers, Inc.	289	8,933
Financial Engines, Inc.	740	33,936
GAMCO Investors, Inc., Class A	90	6,179
Janus Capital Group, Inc.	2,098	34,365
Medley Management, Inc.	85	774
OM Asset Management PLC	351	6,202
Pzena Investment Management, Inc., Class A	179	1,862
Silvercrest Asset Management Group, Inc., Class A	22,400	276,192
Virtus Investment Partners, Inc.	97	11,724
Westwood Holdings Group, Inc.	110	6,609
WisdomTree Investments, Inc.	1,630	40,587
ZAIS Group Holdings Inc	53	578

		440,730

Lasers-System/Components - 0.1%
Applied Optoelectronics, Inc.†	213	4,143
Coherent, Inc.†	340	19,703
II-VI, Inc.†	748	12,716
Newport Corp.†	568	8,997
Rofin-Sinar Technologies, Inc.†	402	10,026

		55,585

Leisure Products - 0.5%
Escalade, Inc.	16,388	282,857
Johnson Outdoors, Inc., Class A	72	1,519
Marine Products Corp.	152	947

		285,323

Lighting Products & Systems - 0.1%
Universal Display Corp.†	574	27,386

Linen Supply & Related Items - 0.1%
G&K Services, Inc., Class A	286	18,750
UniFirst Corp.	212	23,494

		42,244

Machinery-Construction & Mining - 0.0%
Astec Industries, Inc.	270	10,614
Hyster-Yale Materials Handling, Inc.	135	9,135

		19,749

Machinery-Electrical - 0.0%
Franklin Electric Co., Inc.	680	19,625

Machinery-Farming - 0.0%
Alamo Group, Inc.	137	7,198
Lindsay Corp.	168	14,090

		21,288

Machinery-General Industrial - 0.2%
Albany International Corp., Class A	404	15,037
Altra Industrial Motion Corp.	377	9,576
Applied Industrial Technologies, Inc.	574	22,174
Chart Industries, Inc.†	436	11,903
DXP Enterprises, Inc.†	179	6,569
Kadant, Inc.	156	7,112
Tennant Co.	262	15,670

Twin Disc, Inc.	119	1,916
Xerium Technologies, Inc.†	157	2,664

		92,621

Machinery-Material Handling - 0.0%
Columbus McKinnon Corp.	287	6,733

Machinery-Pumps - 0.0%
Gorman-Rupp Co.	272	6,974

Marine Services - 0.0%
Great Lakes Dredge & Dock Corp.†	863	4,375

Medical Imaging Systems - 0.0%
Analogic Corp.	177	14,258
iRadimed Corp.	39	967

		15,225

Medical Information Systems - 0.8%
Computer Programs & Systems, Inc.	161	7,530
Everyday Health, Inc.†	308	3,656
Medidata Solutions, Inc.†	789	42,448
Merge Healthcare, Inc.†	65,051	357,130
Press Ganey Holdings, Inc.†	146	4,571
Quality Systems, Inc.	714	9,104

		424,439

Medical Instruments - 2.3%
Abaxis, Inc.	321	16,069
AngioDynamics, Inc.†	360	5,580
AtriCure, Inc.†	11,994	333,313
Cardiovascular Systems, Inc.†	5,337	159,256
CONMED Corp.	394	22,348
CryoLife, Inc.	363	3,975
Endologix, Inc.†	963	13,732
Entellus Medical, Inc.†	76	1,710
Integra LifeSciences Holdings Corp.†	366	23,472
Natus Medical, Inc.†	471	21,270
Navidea Biopharmaceuticals, Inc.†	2,153	3,703
NuVasive, Inc.†	690	37,957
Spectranetics Corp.†	605	10,345
SurModics, Inc.†	10,789	253,434
Synergetics USA, Inc.†	60,855	293,930
Thoratec Corp.†	774	48,986
TransEnterix, Inc.†	496	1,622
Vascular Solutions, Inc.†	247	9,196

		1,259,898

Medical Labs & Testing Services - 0.0%
Bio-Reference Laboratories, Inc.†	352	15,618
Invitae Corp.†	104	1,039

		16,657

Medical Laser Systems - 0.0%
Cutera, Inc.†	207	3,142
Cynosure, Inc., Class A†	316	12,261

		15,403

Medical Products - 1.5%
ABIOMED, Inc.†	596	46,166
Accuray, Inc.†	1,128	7,197
Atrion Corp.	19	7,674
Cantel Medical Corp.	491	26,946
Cerus Corp.†	1,363	7,401
Cyberonics, Inc.†	372	22,841
Exactech, Inc.†	145	2,897
Globus Medical, Inc., Class A†	980	27,499
Greatbatch, Inc.†	364	19,849
Haemonetics Corp.†	738	29,527
Halyard Health Inc†	664	27,051
Hanger, Inc.†	503	10,885
Intersect ENT, Inc.†	199	5,904
Invacare Corp.	462	7,877
InVivo Therapeutics Holdings Corp.	379	5,515
K2M Group Holdings, Inc.†	251	5,743
LDR Holding Corp.†	331	15,047
LeMaitre Vascular, Inc.	12,639	179,979
Luminex Corp.†	614	10,579
Medgenics, Inc.†	240	1,939
MiMedx Group, Inc.†	1,552	16,653
Misonix, Inc.	19,941	185,451
NanoString Technologies, Inc.†	181	2,771
NxStage Medical, Inc.†	903	12,895
Orthofix International NV†	268	8,941
Rockwell Medical, Inc.†	718	9,908
SeaSpine Holdings Corp.	122	1,913
Sientra, Inc.†	95	2,209
T2 Biosystems, Inc.†	129	1,859
Tornier NV†	517	12,868
West Pharmaceutical Services, Inc.	1,027	61,487
Wright Medical Group, Inc.†	734	18,967
Zeltiq Aesthetics, Inc.†	460	15,801

		820,239

Medical Sterilization Products - 0.1%
STERIS Corp.	852	58,899

Medical-Biomedical/Gene - 6.3%
Abeona Therapeutics, Inc.	147	948
Acceleron Pharma, Inc.†	310	8,878
Achillion Pharmaceuticals, Inc.†	1,679	14,305
Acorda Therapeutics, Inc.†	611	20,994
Aduro Biotech, Inc.†	118	3,094
Advaxis, Inc.†	433	7,214
Aegerion Pharmaceuticals, Inc.†	358	6,849
Affimed NV	218	3,577
Agenus, Inc.†	1,091	9,317
Alder Biopharmaceuticals, Inc.†	294	13,647
AMAG Pharmaceuticals, Inc.†	6,011	384,103
ANI Pharmaceuticals, Inc.†	4,676	332,136
Applied Genetic Technologies Corp.†	125	2,308
Aratana Therapeutics, Inc.†	423	7,453
Ardelyx, Inc.†	171	3,372
Arena Pharmaceuticals, Inc.†	3,458	13,970
ARIAD Pharmaceuticals, Inc.†	2,391	19,511
Assembly Biosciences, Inc.	205	3,075
Asterias Biotherapeutics, Inc.	149	733
Atara Biotherapeutics, Inc.†	207	11,621
Avalanche Biotechnologies, Inc.†	279	4,107
Bellicum Pharmaceuticals, Inc.†	117	2,381
BioCryst Pharmaceuticals, Inc.†	1,035	16,022
BioTime, Inc.†	743	2,348
Blueprint Medicines Corp.†	133	3,594

Cambrex Corp.†	8,174	402,569
Celldex Therapeutics, Inc.†	1,407	33,135
Cellular Biomedicine Group, Inc.	140	3,913
ChemoCentryx, Inc.†	399	3,288
Coherus Biosciences, Inc.†	336	11,787
Corium International, Inc.†	124	1,818
CTI BioPharma Corp.†	2,350	4,347
Curis, Inc.†	1,589	4,989
Cytokinetics, Inc.†	495	3,163
CytRx Corp.†	796	2,165
Dermira, Inc.†	184	4,155
Dynavax Technologies Corp.†	418	12,293
Emergent BioSolutions, Inc.†	12,444	408,537
Endocyte, Inc.†	536	2,766
Epizyme, Inc.†	415	9,259
Exact Sciences Corp.†	1,270	30,569
Exelixis, Inc.†	2,800	16,044
Fibrocell Science, Inc.†	351	2,289
Five Prime Therapeutics, Inc.†	307	7,221
Foundation Medicine, Inc.†	170	3,450
Galena Biopharma, Inc.†	2,310	3,788
Genocea Biosciences, Inc.†	265	3,445
Geron Corp.†	2,259	9,149
Halozyme Therapeutics, Inc.†	1,515	35,360
Harvard Bioscience, Inc.†	47,546	232,500
Idera Pharmaceuticals, Inc.†	1,221	4,371
ImmunoGen, Inc.†	1,231	22,183
Immunomedics, Inc.†	1,377	2,823
Inovio Pharmaceuticals, Inc.†	1,025	7,472
Insmed, Inc.†	878	23,794
Karyopharm Therapeutics, Inc.†	330	6,772
Kite Pharma, Inc.†	412	29,981
KYTHERA Biopharmaceuticals, Inc.†	369	27,498
Lexicon Pharmaceuticals, Inc.†	593	5,005
Ligand Pharmaceuticals, Inc.†	3,537	382,916
Lion Biotechnologies, Inc.†	643	5,504
Loxo Oncology, Inc.†	111	2,248
MacroGenics, Inc.†	8,649	325,202
Medicines Co.†	946	29,695
Merrimack Pharmaceuticals, Inc.†	1,572	15,877
Momenta Pharmaceuticals, Inc.†	872	18,957
Myriad Genetics, Inc.†	991	33,813
NeoGenomics, Inc.†	764	4,668
NewLink Genetics Corp.†	297	15,489
Novavax, Inc.†	3,829	46,178
Ocata Therapeutics, Inc.	510	2,290
Omeros Corp.†	540	8,694
OncoMed Pharmaceuticals, Inc.†	241	5,504
Oncothyreon, Inc.†	1,461	5,318
Organovo Holdings, Inc.†	1,164	3,934
Otonomy, Inc.†	211	5,437
OvaScience, Inc.†	335	9,547
Pacific Biosciences of California, Inc.†	865	4,922
Paratek Pharmaceuticals, Inc.	174	4,378
PDL BioPharma, Inc.	2,344	13,642
Peregrine Pharmaceuticals, Inc.†	2,690	3,309
Pfenex, Inc.	233	4,937
Prothena Corp. PLC†	446	29,423
PTC Therapeutics, Inc.†	483	24,734
Repligen Corp.†	469	16,420
Retrophin, Inc.†	499	15,838
Rigel Pharmaceuticals, Inc.†	1,258	3,749
RTI Surgical, Inc.†	819	5,962
Sage Therapeutics, Inc.†	196	13,399
Sangamo BioSciences, Inc.†	993	9,086
Second Sight Medical Products, Inc.†	169	2,385
Sequenom, Inc.†	1,686	4,755
Spark Therapeutics, Inc.†	114	7,004
Spectrum Pharmaceuticals, Inc.†	957	6,618
Stemline Therapeutics, Inc.†	222	2,382
Theravance Biopharma, Inc.†	363	4,552
Theravance, Inc.	1,216	18,629
Tobira Therapeutics, Inc.†	34	488
Tokai Pharmaceuticals, Inc.†	135	1,760
Trovagene, Inc.	349	2,750
Ultragenyx Pharmaceutical, Inc.†	513	62,037
Veracyte, Inc.†	192	2,227
Verastem, Inc.†	461	3,365
Versartis, Inc.†	321	5,810
XBiotech Inc	57	1,063
XOMA Corp.†	1,302	951
ZIOPHARM Oncology, Inc.†	1,638	21,884

		3,497,185

Medical-Drugs - 5.0%
ACADIA Pharmaceuticals, Inc.†	1,139	55,595
Adamas Pharmaceuticals, Inc.†	148	3,664
Aerie Pharmaceuticals, Inc.†	293	5,315
Agile Therapeutics, Inc.	148	1,351
Alimera Sciences, Inc.†	434	2,092
Amicus Therapeutics, Inc.†	1,377	23,671
Anacor Pharmaceuticals, Inc.†	585	87,276
Anthera Pharmaceuticals, Inc.	512	5,586
Array BioPharma, Inc.†	2,015	11,707
BioSpecifics Technologies Corp.†	5,469	375,830
Carbylan Therapeutics, Inc.†	175	1,209
Catalyst Pharmaceuticals, Inc.	1,075	5,311
Cempra, Inc.†	454	19,004
Chimerix, Inc.†	7,001	376,234
Cidara Therapeutics, Inc.†	68	951
Clovis Oncology, Inc.†	355	29,973
Collegium Pharmaceutical, Inc.	95	1,903
Corcept Therapeutics, Inc.†	884	4,455
Dicerna Pharmaceuticals, Inc.†	215	2,627
Durect Corp.	1,605	3,772
Eagle Pharmaceuticals, Inc.†	123	11,884
Enanta Pharmaceuticals, Inc.†	3,202	162,181
FibroGen, Inc.†	683	15,880
Foamix Pharmaceuticals, Ltd.	322	3,426
Furiex Pharmaceuticals CVR†(1)(2)	108	0
Ignyta, Inc.†	261	3,617
Immune Design Corp.†	161	3,117
Infinity Pharmaceuticals, Inc.†	700	6,118
Insys Therapeutics, Inc.†	336	15,093
Intra-Cellular Therapies, Inc.†	310	9,021
Ironwood Pharmaceuticals, Inc.†	1,799	18,800
Keryx Biopharmaceuticals, Inc.†	1,479	11,802

Lannett Co., Inc.†	378	22,529
Ophthotech Corp.†	338	22,879
Orexigen Therapeutics, Inc.†	1,461	5,844
Pacira Pharmaceuticals, Inc.†	520	34,538
Pernix Therapeutics Holdings, Inc.†	621	3,093
PharMerica Corp.†	434	14,830
POZEN, Inc.†	26,430	306,588
PRA Health Sciences, Inc.†	283	11,883
Prestige Brands Holdings, Inc.†	746	35,525
Progenics Pharmaceuticals, Inc.†	41,387	358,411
Radius Health Inc†	417	32,659
Raptor Pharmaceutical Corp.†	1,149	16,362
Regulus Therapeutics, Inc.†	403	3,305
Relypsa, Inc.†	465	15,396
Sagent Pharmaceuticals, Inc.†	316	7,767
SciClone Pharmaceuticals, Inc.†	30,810	280,679
Sorrento Therapeutics, Inc.	404	8,395
Sucampo Pharmaceuticals, Inc., Class A†	8,655	188,592
Supernus Pharmaceuticals, Inc.†	491	10,414
Synergy Pharmaceuticals, Inc.†	1,429	13,032
Synta Pharmaceuticals Corp.†	1,297	2,750
TESARO, Inc.†	332	19,256
Tetraphase Pharmaceuticals, Inc.†	516	24,536
TG Therapeutics, Inc.†	504	8,795
TherapeuticsMD, Inc.†	1,816	14,147
Trevena, Inc.†	353	2,054
Vanda Pharmaceuticals, Inc.†	597	7,307
VIVUS, Inc.†	1,482	2,238
XenoPort, Inc.†	839	6,125
Zogenix, Inc.	273	5,272
ZS Pharma Inc†	259	15,470

		2,779,136

Medical-Generic Drugs - 0.1%
Amphastar Pharmaceuticals, Inc.†	454	7,382
Impax Laboratories, Inc.†	1,024	49,623

		57,005

Medical-HMO - 0.2%
Magellan Health, Inc.†	390	23,630
Molina Healthcare, Inc.†	503	37,941
Triple-S Management Corp., Class B†	344	7,424
Universal American Corp.†	712	6,600
WellCare Health Plans, Inc.†	628	50,743

		126,338

Medical-Hospitals - 0.1%
Adeptus Health, Inc., Class A†	88	9,670
Select Medical Holdings Corp.	1,499	21,631

		31,301

Medical-Nursing Homes - 0.1%
Ensign Group, Inc.	363	18,557
Genesis Healthcare, Inc.†	523	3,195
Kindred Healthcare, Inc.	1,192	24,591
National HealthCare Corp.	144	9,101

		55,444

Medical-Outpatient/Home Medical - 1.8%
Addus HomeCare Corp.†	10,169	275,987
Air Methods Corp.†	560	22,059
Almost Family, Inc.†	103	4,507
Amedisys, Inc.†	402	17,539
Amsurg Corp.†	692	49,644
Chemed Corp.	244	36,224
Civitas Solutions, Inc.†	12,837	288,704
LHC Group, Inc.†	186	7,494
Nobilis Health Corp.	456	2,686
Providence Service Corp.†	6,787	319,396

		1,024,240

Medical-Wholesale Drug Distribution - 0.1%
Owens & Minor, Inc.	901	31,679

Metal Processors & Fabrication - 0.2%
CIRCOR International, Inc.	245	11,718
Global Brass & Copper Holdings, Inc.	307	5,173
Haynes International, Inc.	177	7,535
LB Foster Co., Class A	148	4,344
Mueller Industries, Inc.	814	26,349
NN, Inc.	273	6,233
RBC Bearings, Inc.†	334	22,628
Rexnord Corp.†	1,454	30,825
Sun Hydraulics Corp.	324	11,476

		126,281

Metal Products-Distribution - 0.0%
Lawson Products, Inc.	83	2,271
Olympic Steel, Inc.	130	1,575

		3,846

Metal-Aluminum - 0.1%
Alcoa, Inc.	1,243	12,269
Century Aluminum Co.†	703	6,552
Kaiser Aluminum Corp.	245	20,690

		39,511

Metal-Iron - 0.0%
Cliffs Natural Resources, Inc.	2,189	5,516

Miscellaneous Manufacturing - 0.1%
American Railcar Industries, Inc.	134	5,353
FreightCar America, Inc.	175	3,370
Hillenbrand, Inc.	899	25,496
John Bean Technologies Corp.	417	15,200
TriMas Corp.†	646	15,181

		64,600

Motion Pictures & Services - 0.1%
DreamWorks Animation SKG, Inc., Class A†	1,085	26,160
Eros International PLC†	403	14,419

		40,579

MRI/Medical Diagnostic Imaging - 0.0%
Alliance HealthCare Services, Inc.†	72	1,077
RadNet, Inc.†	491	3,285
Surgical Care Affiliates, Inc.†	307	11,672

		16,034

Multimedia - 0.7%
E.W. Scripps Co., Class A	844	18,543

Entravision Communications Corp., Class A	910	6,980
Martha Stewart Living Omnimedia, Inc., Class A†	50,905	308,993
Media General, Inc.†	1,369	21,726
Meredith Corp.	524	25,110

		381,352

Networking Products - 0.8%
A10 Networks, Inc.†	484	3,151
Anixter International, Inc.†	408	27,014
Black Box Corp.	219	3,429
Calix, Inc.†	634	5,345
Cyan, Inc.†	410	2,337
Extreme Networks, Inc.†	1,429	3,315
Gigamon, Inc.†	8,803	236,625
Infinera Corp.†	1,852	44,337
Ixia†	866	11,431
LogMeIn, Inc.†	352	25,900
NeoPhotonics Corp.†	398	3,526
NETGEAR, Inc.†	495	16,578
Polycom, Inc.†	1,929	21,952
Ruckus Wireless, Inc.†	1,076	13,267

		418,207

Non-Ferrous Metals - 0.1%
Energy Fuels, Inc.	624	2,390
Globe Specialty Metals, Inc.	928	14,328
Horsehead Holding Corp.†	809	6,698
Materion Corp.	288	8,813
Uranium Energy Corp.†	1,314	1,761

		33,990

Non-Hazardous Waste Disposal - 0.0%
Casella Waste Systems, Inc., Class A†	565	3,588

Office Automation & Equipment - 0.0%
Eastman Kodak Co.†	250	3,408

Office Furnishings-Original - 0.2%
Herman Miller, Inc.	851	23,862
HNI Corp.	635	31,490
Interface, Inc.	944	24,516
Kimball International, Inc., Class B	491	5,558
Knoll, Inc.	697	16,867
Steelcase, Inc., Class A	1,189	21,224

		123,517

Office Supplies & Forms - 0.0%
ACCO Brands Corp.†	1,570	12,843

Oil & Gas Drilling - 0.1%
Atwood Oceanics, Inc.	923	19,199
North Atlantic Drilling, Ltd.	1,021	960
Parker Drilling Co.†	1,746	4,435
Parsley Energy, Inc., Class A†	1,192	17,236

		41,830

Oil Companies-Exploration & Production - 0.8%
Abraxas Petroleum Corp.†	91,471	171,965
Approach Resources, Inc.†	516	2,007
Bill Barrett Corp.†	715	4,061
Bonanza Creek Energy, Inc.†	709	5,537
Callon Petroleum Co.†	941	6,154
Carrizo Oil & Gas, Inc.†	735	28,026
Clayton Williams Energy, Inc.†	84	3,384
Contango Oil & Gas Co.†	249	2,286
Earthstone Energy, Inc.	18	294
Eclipse Resources Corp†	686	2,641
Energy XXI, Ltd.	1,349	2,388
Erin Energy Corp.	197	814
Evolution Petroleum Corp.	351	1,832
EXCO Resources, Inc.	2,255	1,306
Fairmount Santrol Holdings, Inc.	913	5,460
Gastar Exploration, Inc.†	1,159	1,970
Halcon Resources Corp.†	5,247	5,772
Isramco, Inc.†	12	1,645
Jones Energy, Inc., Class A†	413	2,908
Magnum Hunter Resources Corp.†	2,976	2,856
Matador Resources Co.†	1,045	23,021
Noble Energy, Inc.	586	20,641
Northern Oil and Gas, Inc.†	880	4,189
Oasis Petroleum, Inc.†	1,988	19,144
Panhandle Oil and Gas, Inc., Class A	236	4,206
Par Petroleum Corp.	229	4,124
PDC Energy, Inc.†	572	26,855
Penn Virginia Corp.†	1,023	1,371
Rex Energy Corp.†	686	1,537
RSP Permian, Inc.†	781	19,369
Sanchez Energy Corp.†	753	5,519
SandRidge Energy, Inc.†	6,186	3,198
Seventy Seven Energy, Inc.†	803	2,505
Stone Energy Corp.†	817	4,730
Synergy Resources Corp.†	1,487	14,469
TransAtlantic Petroleum, Ltd.†	369	1,210
Triangle Petroleum Corp.†	665	2,467
Ultra Petroleum Corp.†	2,188	17,023
Unit Corp.†	720	14,206
W&T Offshore, Inc.	499	1,881

		444,971

Oil Field Machinery & Equipment - 0.1%
Flotek Industries, Inc.†	764	13,080
Forum Energy Technologies, Inc.†	847	12,942
Natural Gas Services Group, Inc.†	181	3,642
Thermon Group Holdings, Inc.†	458	11,051

		40,715

Oil Refining & Marketing - 0.2%
Adams Resources & Energy, Inc.	30	1,433
Alon USA Energy, Inc.	445	8,282
Delek US Holdings, Inc.	819	29,214
Trecora Resources†	289	4,034
Western Refining, Inc.	1,015	44,822

		87,785

Oil-Field Services - 0.4%
Basic Energy Services, Inc.†	608	3,672
Bristow Group, Inc.	497	22,390
C&J Energy Services, Ltd.†	805	7,768
CARBO Ceramics, Inc.	280	9,198
Exterran Holdings, Inc.	991	24,567

Gulfmark Offshore, Inc., Class A	366	3,448
Helix Energy Solutions Group, Inc.†	1,513	12,664
Independence Contract Drilling, Inc.†	236	1,732
Key Energy Services, Inc.†	1,900	1,729
Matrix Service Co.†	381	7,384
McDermott International, Inc.†	3,408	14,995
MRC Global, Inc.†	1,471	18,902
Newpark Resources, Inc.†	1,202	8,691
Oil States International, Inc.†	737	22,191
PHI, Inc.†	178	4,936
Pioneer Energy Services Corp.†	920	3,367
SEACOR Holdings, Inc.†	260	16,424
Tesco Corp.	556	5,338
TETRA Technologies, Inc.†	1,137	5,412

		194,808

Optical Recognition Equipment - 0.0%
Digimarc Corp.†	109	4,332

Optical Supplies - 0.0%
Ocular Therapeutix, Inc.†	186	4,295
STAAR Surgical Co.†	555	4,867

		9,162

Paper & Related Products - 0.1%
Clearwater Paper Corp.†	272	16,007
Neenah Paper, Inc.	238	14,418
Orchids Paper Products Co.	131	3,306
P.H. Glatfelter Co.	617	12,593
Schweitzer-Mauduit International, Inc.	435	17,270
Veritiv Corp.†	116	4,322

		67,916

Patient Monitoring Equipment - 0.1%
Insulet Corp.†	810	27,451
Masimo Corp.†	624	26,008

		53,459

Pharmacy Services - 0.1%
BioScrip, Inc.†	981	2,462
Diplomat Pharmacy, Inc.†	516	23,829
Vitae Pharmaceuticals, Inc.†	189	1,911

		28,202

Physical Therapy/Rehabilitation Centers - 0.7%
AAC Holdings, Inc.†	113	4,295
HealthSouth Corp.	1,307	59,730
U.S. Physical Therapy, Inc.	5,800	306,588

		370,613

Physicians Practice Management - 0.0%
Healthways, Inc.†	443	5,608
IPC Healthcare, Inc.†	248	13,752

		19,360

Pipelines - 0.1%
Primoris Services Corp.	554	10,055
SemGroup Corp., Class A	626	44,502

		54,557

Platinum - 0.0%
Stillwater Mining Co.†	1,724	16,412

Pollution Control - 0.0%
CECO Environmental Corp.	307	2,763

Poultry - 0.0%
Sanderson Farms, Inc.	319	22,971

Power Converter/Supply Equipment - 0.4%
Advanced Energy Industries, Inc.†	583	15,269
Generac Holdings, Inc.†	987	34,614
Powell Industries, Inc.	130	3,879
PowerSecure International, Inc.†	9,757	147,721
Vicor Corp.†	235	2,446

		203,929

Precious Metals - 0.0%
Coeur Mining, Inc.†	1,942	6,855

Printing-Commercial - 0.2%
ARC Document Solutions, Inc.†	582	4,022
Cimpress NV†	469	30,264
Deluxe Corp.	713	45,939
Ennis, Inc.	369	6,192
Multi-Color Corp.	179	11,431
Quad/Graphics, Inc.	410	6,744

		104,592

Private Equity - 0.0%
Fifth Street Asset Management, Inc.	83	762

Property Trust - 0.1%
Xenia Hotels & Resorts, Inc.	1,595	33,064

Protection/Safety - 0.0%
Landauer, Inc.	136	4,825

Publishing-Books - 0.1%
Cambium Learning Group, Inc.†	186	874
Houghton Mifflin Harcourt Co.†	1,956	51,111
Scholastic Corp.	380	16,374

		68,359

Publishing-Newspapers - 0.1%
Daily Journal Corp.†	15	3,072
New York Times Co., Class A	1,964	25,964
Tribune Publishing Co.	375	5,584

		34,620

Publishing-Periodicals - 0.1%
Time, Inc.	1,564	34,908

Racetracks - 0.1%
Churchill Downs, Inc.	192	25,932
Empire Resorts, Inc.†	220	1,098
International Speedway Corp., Class A	398	13,639
Penn National Gaming, Inc.†	1,140	21,751
Speedway Motorsports, Inc.	167	3,499

		65,919

Radio - 0.0%
Cumulus Media, Inc., Class A†	2,037	3,361
Entercom Communications Corp., Class A†	362	3,812
Saga Communications, Inc., Class A	51	2,065
Townsquare Media, Inc.†	97	1,261

		10,499

Real Estate Investment Trusts - 4.8%
Acadia Realty Trust	982	31,404
AG Mtg. Investment Trust, Inc.	405	7,371
Agree Realty Corp.	251	7,778
Alexander’s, Inc.	29	11,759
Altisource Residential Corp.	817	13,448
American Assets Trust, Inc.	531	22,100
American Capital Mortgage Investment Corp.	730	11,782
American Residential Properties, Inc.	459	8,492
Anworth Mtg. Asset Corp.	1,497	7,485
Apollo Commercial Real Estate Finance, Inc.	835	14,095
Apollo Residential Mortgage, Inc.	458	6,632
Ares Commercial Real Estate Corp.	387	4,818
Armada Hoffler Properties, Inc.	363	3,721
ARMOUR Residential REIT, Inc.	5,034	14,297
Ashford Hospitality Prime, Inc.	389	5,664
Ashford Hospitality Trust, Inc.	1,191	10,409
Associated Estates Realty Corp.	826	23,748
Bluerock Residential Growth REIT, Inc.	269	3,443
Campus Crest Communities, Inc.	923	5,261
Capstead Mtg. Corp.	1,369	15,155
CareTrust REIT, Inc.	451	5,854
CatchMark Timber Trust, Inc., Class A	564	6,024
Cedar Realty Trust, Inc.	1,214	8,134
Chambers Street Properties	3,384	25,109
Chatham Lodging Trust	546	14,753
Chesapeake Lodging Trust	851	27,292
Colony Capital, Inc.	1,595	36,238
CorEnergy Infrastructure Trust, Inc.	665	4,136
CoreSite Realty Corp.	348	17,470
Cousins Properties, Inc.	3,094	32,116
CubeSmart	2,376	62,156
CyrusOne, Inc.	761	23,393
CYS Investments, Inc.	2,259	17,530
DCT Industrial Trust, Inc.	1,269	44,110
DiamondRock Hospitality Co.	2,868	36,165
DuPont Fabros Technology, Inc.	902	27,195
Dynex Capital, Inc.	782	5,763
Easterly Government Properties, Inc.	195	3,081
EastGroup Properties, Inc.	461	27,752
Education Realty Trust, Inc.	690	21,832
EPR Properties	817	46,667
Equity One, Inc.	1,048	26,902
Excel Trust, Inc.	905	14,335
FelCor Lodging Trust, Inc.	2,046	19,151
First Industrial Realty Trust, Inc.	1,581	33,106
First Potomac Realty Trust	839	9,523
Franklin Street Properties Corp.	1,285	15,124
GEO Group, Inc.	1,066	40,242
Getty Realty Corp.	364	6,050
Gladstone Commercial Corp.	296	4,742
Government Properties Income Trust	1,005	17,356
Gramercy Property Trust, Inc.	818	20,008
Great Ajax Corp.	62	870
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	464	9,312
Hatteras Financial Corp.	1,383	22,488
Healthcare Realty Trust, Inc.	1,434	34,473
Hersha Hospitality Trust	700	18,984
Highwoods Properties, Inc.	1,344	56,892
Hudson Pacific Properties, Inc.	1,063	32,719
Independence Realty Trust, Inc.	350	2,860
InfraREIT, Inc.†	313	10,495
Inland Real Estate Corp.	1,252	12,295
Invesco Mtg. Capital, Inc.	1,759	25,347
Investors Real Estate Trust	1,751	12,625
iStar Financial, Inc.†	1,222	16,008
Kite Realty Group Trust	1,193	31,495
Ladder Capital Corp., Class A	567	8,908
LaSalle Hotel Properties	1,614	53,698
Lexington Realty Trust	2,935	25,241
LTC Properties, Inc.	507	22,242
Mack-Cali Realty Corp.	1,273	26,529
Medical Properties Trust, Inc.	2,984	40,791
Monmouth Real Estate Investment Corp.	846	8,477
Monogram Residential Trst Wd Reit	2,379	22,220
National Health Investors, Inc.	536	34,974
National Storage Affiliates Trust	327	3,868
New Residential Investment Corp.	2,841	44,575
New Senior Investment Group, Inc.	948	12,267
New York Mortgage Trust, Inc.	1,562	11,684
New York REIT, Inc.	2,321	24,046
NexPoint Residential Trust, Inc.	270	3,502
One Liberty Properties, Inc.	178	4,023
Orchid Island Capital, Inc.	261	2,250
Parkway Properties, Inc.	1,209	21,689
Pebblebrook Hotel Trust	1,026	41,758
Pennsylvania Real Estate Investment Trust	987	21,635
PennyMac Mortgage Investment Trust	1,065	18,914
Physicians Realty Trust	1,004	16,104
Potlatch Corp.	581	20,341
Preferred Apartment Communities, Inc., Class A	317	3,592
PS Business Parks, Inc.	278	21,403
QTS Realty Trust, Inc., Class A	8,050	334,075
RAIT Financial Trust	1,184	6,204
Ramco-Gershenson Properties Trust	1,130	19,142
Redwood Trust, Inc.	1,204	18,662
Resource Capital Corp.	1,917	6,863
Retail Opportunity Investments Corp.	1,342	23,015
Rexford Industrial Realty, Inc.	790	11,510
RLJ Lodging Trust	1,888	56,319
Rouse Properties, Inc.	522	9,187
Ryman Hospitality Properties, Inc.	621	35,509
Sabra Health Care REIT, Inc.	846	23,138
Saul Centers, Inc.	138	7,159
Select Income REIT	895	17,963
Silver Bay Realty Trust Corp.	519	8,413
Sovran Self Storage, Inc.	507	48,271
STAG Industrial, Inc.	930	18,265
Starwood Waypoint Residential Trust	545	13,342
STORE Capital Corp.	473	9,933

Strategic Hotels & Resorts, Inc.†	3,933	53,764
Summit Hotel Properties, Inc.	1,247	16,997
Sun Communities, Inc.	665	46,224
Sunstone Hotel Investors, Inc.	2,981	41,943
Terreno Realty Corp.	614	12,876
Trade Street Residential, Inc.	269	1,886
UMH Properties, Inc.	318	3,053
United Development Funding IV	437	7,927
Universal Health Realty Income Trust	178	8,717
Urban Edge Properties	1,268	27,224
Urstadt Biddle Properties, Inc., Class A	397	7,583
Washington Real Estate Investment Trust	973	26,115
Western Asset Mortgage Capital Corp.	598	8,294
Whitestone REIT	332	4,293

		2,663,631

Real Estate Management/Services - 0.1%
HFF, Inc., Class A	540	24,754
Kennedy-Wilson Holdings, Inc.	1,326	33,574
Marcus & Millichap, Inc.†	194	9,940
RE/MAX Holdings, Inc., Class A	168	6,354

		74,622

Real Estate Operations & Development - 0.1%
Alexander & Baldwin, Inc.	698	26,349
BBX Capital Corp., Class A†	38	607
Consolidated-Tomoka Land Co.	62	3,592
Forestar Group, Inc.†	480	6,144
FRP Holdings, Inc.†	98	2,892
St. Joe Co.†	960	15,600

		55,184

Recreational Centers - 0.0%
ClubCorp Holdings, Inc.	627	14,622
Steiner Leisure, Ltd.†	183	10,559

		25,181

Recreational Vehicles - 0.5%
Arctic Cat, Inc.	185	5,293
Malibu Boats, Inc., Class A†	14,937	288,433

		293,726

Recycling - 0.0%
Fenix Parts, Inc.†	196	1,791

Rental Auto/Equipment - 0.1%
Electro Rent Corp.	237	2,382
McGrath RentCorp	373	9,459
Neff Corp.†	149	1,228
Rent-A-Center, Inc.	757	20,280

		33,349

Research & Development - 0.8%
Albany Molecular Research, Inc.†	17,033	360,078
Arrowhead Research Corp.†	849	5,247
INC Research Holdings, Inc.†	185	9,256
PAREXEL International Corp.†	787	54,271

		428,852

Resorts/Theme Parks - 0.2%
Marriott Vacations Worldwide Corp.	369	30,849
SeaWorld Entertainment, Inc.	977	16,941
Vail Resorts, Inc.	519	56,929

		104,719

Respiratory Products - 0.3%
Inogen, Inc.†	3,657	162,590

Retail-Apparel/Shoe - 0.8%
Abercrombie & Fitch Co., Class A	993	19,949
American Eagle Outfitters, Inc.	2,792	49,558
ANN, Inc.†	657	30,058
Ascena Retail Group, Inc.†	2,005	25,103
bebe stores, Inc.	407	749
Boot Barn Holdings, Inc.†	170	5,372
Buckle, Inc.	404	17,869
Burlington Stores, Inc.†	1,076	59,223
Caleres, Inc.	625	20,650
Cato Corp., Class A	375	14,404
Chico’s FAS, Inc.	2,047	31,155
Children’s Place, Inc.	294	17,023
Christopher & Banks Corp.†	531	1,715
Destination XL Group, Inc.†	513	2,508
Express, Inc.†	1,207	22,981
Finish Line, Inc., Class A	658	18,088
Francesca’s Holdings Corp.†	604	7,345
Genesco, Inc.†	343	22,189
Guess?, Inc.	884	19,351
Men’s Wearhouse, Inc.	689	41,009
Shoe Carnival, Inc.	213	6,030
Stein Mart, Inc.	419	4,270
Tilly’s, Inc., Class A†	160	1,448
Vera Bradley, Inc.†	303	3,290
Winmark Corp.	31	3,142

		444,479

Retail-Appliances - 0.0%
Conn’s, Inc.†	391	13,497

Retail-Auto Parts - 0.0%
Pep Boys-Manny Moe & Jack†	768	9,101

Retail-Automobile - 0.2%
America’s Car-Mart, Inc.†	122	5,644
Asbury Automotive Group, Inc.†	389	34,349
Group 1 Automotive, Inc.	333	32,291
Lithia Motors, Inc., Class A	324	38,780
Rush Enterprises, Inc., Class A†	505	12,872
Sonic Automotive, Inc., Class A	470	10,946

		134,882

Retail-Bedding - 0.0%
Mattress Firm Holding Corp.†	292	18,060

Retail-Bookstores - 0.0%
Barnes & Noble, Inc.†	724	19,034

Retail-Building Products - 0.0%
Lumber Liquidators Holdings, Inc.†	387	7,469
Tile Shop Holdings, Inc.†	387	5,526

		12,995

Retail-Computer Equipment - 0.0%
PC Connection, Inc.	152	3,373
Systemax, Inc.†	161	1,098

		4,471

Retail-Convenience Store - 0.1%
Casey’s General Stores, Inc.	555	56,729

Retail-Discount - 0.2%
Big Lots, Inc.	770	33,248
Citi Trends, Inc.†	221	5,262
Fred’s, Inc., Class A	531	9,579
HSN, Inc.	464	34,109
Tuesday Morning Corp.†	628	5,891

		88,089

Retail-Hair Salons - 0.0%
Regis Corp.†	584	8,544

Retail-Home Furnishings - 0.6%
Haverty Furniture Cos., Inc.	12,880	285,678
Kirkland’s, Inc.	247	6,738
Pier 1 Imports, Inc.	1,288	15,211
Restoration Hardware Holdings, Inc.†	477	48,397

		356,024

Retail-Jewelry - 0.0%
Movado Group, Inc.	229	5,801

Retail-Leisure Products - 0.0%
MarineMax, Inc.†	363	6,556
Party City Holdco, Inc.†	359	7,403
West Marine, Inc.†	256	2,324

		16,283

Retail-Misc./Diversified - 0.1%
Container Store Group, Inc.†	225	4,090
Five Below, Inc.†	778	28,685
PriceSmart, Inc.	277	26,844

		59,619

Retail-Pawn Shops - 0.1%
Cash America International, Inc.	392	10,870
Ezcorp, Inc., Class A†	739	5,240
First Cash Financial Services, Inc.†	402	16,349

		32,459

Retail-Pet Food & Supplies - 0.0%
Freshpet, Inc.†	296	4,890
PetMed Express, Inc.	289	4,870

		9,760

Retail-Regional Department Stores - 0.0%
Stage Stores, Inc.	456	8,026

Retail-Restaurants - 2.7%
Biglari Holdings, Inc.†	24	10,435
BJ’s Restaurants, Inc.†	307	15,829
Bloomin’ Brands, Inc.	1,771	41,247
Bob Evans Farms, Inc.	337	16,823
Bojangles’, Inc.†	118	2,949
Bravo Brio Restaurant Group, Inc.†	216	2,806
Buffalo Wild Wings, Inc.†	271	53,002
Carrols Restaurant Group, Inc.†	506	5,576
Cheesecake Factory, Inc.	696	40,187
Chuy’s Holdings, Inc.†	235	6,676
Cracker Barrel Old Country Store, Inc.	274	41,618
Dave & Buster’s Entertainment, Inc.†	326	12,649
Del Frisco’s Restaurant Group, Inc.†	337	5,375
Denny’s Corp.†	26,055	306,407
DineEquity, Inc.	241	25,066
El Pollo Loco Holdings, Inc.†	192	3,608
Fiesta Restaurant Group, Inc.†	382	22,206
Good Times Restaurants, Inc.	18,055	146,968
Habit Restaurants, Inc.†	164	4,872
Jack in the Box, Inc.	534	50,730
Jamba, Inc.†	197	3,209
Kona Grill, Inc.†	10,694	203,614
Krispy Kreme Doughnuts, Inc.†	926	17,261
Noodles & Co.†	180	2,786
Papa John’s International, Inc.	413	31,206
Papa Murphy’s Holdings, Inc.†	15,896	306,793
Popeyes Louisiana Kitchen, Inc.†	330	20,024
Potbelly Corp.†	311	4,242
Red Robin Gourmet Burgers, Inc.†	201	18,422
Ruby Tuesday, Inc.†	886	6,503
Ruth’s Hospitality Group, Inc.	498	8,730
Shake Shack, Inc.†	82	5,580
Sonic Corp.	742	22,052
Texas Roadhouse, Inc.	1,000	39,390
Zoe’s Kitchen, Inc.†	275	12,334

		1,517,175

Retail-Sporting Goods - 0.1%
Big 5 Sporting Goods Corp.	260	2,863
Hibbett Sports, Inc.†	355	16,170
Sportsman’s Warehouse Holdings, Inc.†	256	2,993
Zumiez, Inc.†	314	8,195

		30,221

Retail-Toy Stores - 0.0%
Build-A-Bear Workshop, Inc.†	202	3,525

Retail-Video Rentals - 0.0%
Outerwall, Inc.	263	18,626

Retail-Vitamins & Nutrition Supplements - 0.0%
Flex Pharma, Inc.†	77	1,201
Vitamin Shoppe, Inc.†	424	15,586

		16,787

Retirement/Aged Care - 0.6%
Capital Senior Living Corp.†	14,231	317,209
Five Star Quality Care, Inc.†	617	2,789

		319,998

Rubber-Tires - 0.1%
Cooper Tire & Rubber Co.	822	27,068

Rubber/Plastic Products - 0.1%
Myers Industries, Inc.	348	5,265
Proto Labs, Inc.†	332	25,023
Trinseo SA†	164	3,995

		34,283

Satellite Telecom - 0.1%
DigitalGlobe, Inc.†	1,035	21,921
Globalstar, Inc.†	6,802	14,080
Intelsat SA†	401	3,814

Iridium Communications, Inc.†	1,173	8,704
Loral Space & Communications, Inc.†	187	11,846

		60,365

Savings & Loans/Thrifts - 0.8%
Anchor BanCorp Wisconsin, Inc.†	109	4,034
Astoria Financial Corp.	1,285	19,429
Banc of California, Inc.	517	6,271
Bank Mutual Corp.	665	4,835
BankFinancial Corp.	262	3,168
Bear State Financial, Inc.†	190	1,739
Beneficial Bancorp, Inc.†	1,182	15,201
Berkshire Hills Bancorp, Inc.	421	12,251
BofI Holding, Inc.†	219	26,904
Brookline Bancorp, Inc.	1,001	11,281
BSB Bancorp, Inc.†	115	2,408
Capitol Federal Financial, Inc.	2,009	24,148
Charter Financial Corp.	236	2,865
Clifton Bancorp, Inc.	388	5,277
Dime Community Bancshares, Inc.	444	7,548
EverBank Financial Corp.	1,383	27,577
First Defiance Financial Corp.	132	5,075
Flagstar Bancorp, Inc.†	293	5,948
Flushing Financial Corp.	420	8,719
Fox Chase Bancorp, Inc.	167	2,851
Hingham Institution for Savings	18	2,178
HomeStreet, Inc.†	315	7,122
HomeTrust Bancshares, Inc.†	289	4,953
Investors Bancorp, Inc.	4,983	60,693
Meridian Bancorp, Inc.†	784	10,223
Meta Financial Group, Inc.	98	4,955
Northfield Bancorp, Inc.	669	10,075
Northwest Bancshares, Inc.	1,349	17,119
OceanFirst Financial Corp.	190	3,331
Oritani Financial Corp.	628	9,866
Pacific Premier Bancorp, Inc.†	307	5,836
Provident Financial Services, Inc.	937	18,384
Sterling Bancorp	1,712	25,492
Territorial Bancorp, Inc.	122	3,088
United Community Financial Corp.	702	3,622
United Financial Bancorp, Inc.	706	9,524
Washington Federal, Inc.	1,354	31,521
Waterstone Financial, Inc.	431	5,564
WSFS Financial Corp.	403	11,570

		442,645

Schools - 0.3%
American Public Education, Inc.†	245	6,338
Apollo Education Group, Inc.†	1,348	17,268
Bridgepoint Education, Inc.†	240	2,261
Bright Horizons Family Solutions, Inc.†	534	32,168
Capella Education Co.	174	8,963
Career Education Corp.†	969	3,081
DeVry Education Group, Inc.	910	27,646
Grand Canyon Education, Inc.†	672	29,185
K12, Inc.†	482	6,358
Strayer Education, Inc.†	156	8,675
Universal Technical Institute, Inc.	301	1,917

		143,860

Security Services - 0.1%
Ascent Capital Group, Inc., Class A†	190	7,416
Brink’s Co.	695	21,705
LifeLock, Inc.†	1,348	10,676

		39,797

Seismic Data Collection - 0.0%
Geospace Technologies Corp.†	188	3,279
ION Geophysical Corp.†	2,016	1,592

		4,871

Semiconductor Components-Integrated Circuits - 0.2%
Cirrus Logic, Inc.†	905	29,874
Exar Corp.†	561	4,415
Integrated Device Technology, Inc.†	2,119	40,494
M/A-COM Technology Solutions Holdings, Inc.†	335	11,293
MaxLinear, Inc., Class A†	738	8,030
Micrel, Inc.	638	8,900
Pericom Semiconductor Corp.	319	3,818
Power Integrations, Inc.	420	16,279
Sigma Designs, Inc.†	505	5,237

		128,340

Semiconductor Equipment - 0.9%
Axcelis Technologies, Inc.†	1,621	4,782
Brooks Automation, Inc.	964	10,170
Cabot Microelectronics Corp.†	353	16,005
Cascade Microtech, Inc.†	23,005	343,005
Cohu, Inc.	370	3,667
Entegris, Inc.†	2,003	29,674
FormFactor, Inc.†	822	5,943
Mattson Technology, Inc.†	1,069	3,057
MKS Instruments, Inc.	762	27,051
Nanometrics, Inc.†	342	4,679
Photronics, Inc.†	949	7,829
Rudolph Technologies, Inc.†	456	5,116
Tessera Technologies, Inc.	751	26,030
Ultra Clean Holdings, Inc.†	451	3,419
Ultratech, Inc.†	394	6,272
Veeco Instruments, Inc.†	577	14,933
Xcerra Corp.†	779	4,896

		516,528

Silver Mining - 0.0%
Hecla Mining Co.	5,291	11,111

Soap & Cleaning Preparation - 0.0%
Wausau Paper Corp.	585	5,171

Software Tools - 0.0%
Digital Turbine, Inc.	695	1,689

Specified Purpose Acquisitions - 0.0%
FCB Financial Holdings, Inc.†	399	13,857
National Bank Holdings Corp., Class A	529	11,448

		25,305

Steel Pipe & Tube - 0.1%
Advanced Drainage Systems, Inc.	480	13,358
Furmanite Corp.†	539	3,514

Mueller Water Products, Inc., Class A	2,298	20,521
Northwest Pipe Co.†	136	2,455
Omega Flex, Inc.	41	1,331
TimkenSteel Corp.	570	10,619

		51,798

Steel-Producers - 0.2%
AK Steel Holding Corp.†	2,539	7,490
Carpenter Technology Corp.	720	27,029
Commercial Metals Co.	1,653	25,473
Ryerson Holding Corp†	156	1,056
Schnitzer Steel Industries, Inc., Class A	378	5,938
Worthington Industries, Inc.	685	18,536

		85,522

Storage/Warehousing - 0.1%
Mobile Mini, Inc.	655	24,320
Wesco Aircraft Holdings, Inc.†	881	12,678

		36,998

SupraNational Banks - 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	429	11,806

Telecom Equipment-Fiber Optics - 0.7%
Alliance Fiber Optic Products, Inc.	14,011	281,201
Ciena Corp.†	1,681	42,781
Clearfield, Inc.†	160	3,149
Finisar Corp.†	1,485	25,854
Harmonic, Inc.†	1,265	7,602
KVH Industries, Inc.†	229	2,812
Oclaro, Inc.†	1,396	3,211

		366,610

Telecom Services - 1.6%
Consolidated Communications Holdings, Inc.	721	14,370
EarthLink Holdings Corp.	1,472	10,805
FairPoint Communications, Inc.†	297	4,936
GTT Communications, Inc.†	349	8,107
Hawaiian Telcom Holdco, Inc.†	153	3,810
HC2 Holdings, Inc.	281	2,192
Inteliquent, Inc.	479	8,718
Lumos Networks Corp.	324	4,523
NeuStar, Inc., Class A†	790	24,387
ORBCOMM, Inc.†	854	5,261
Pacific DataVision, Inc.	185	5,409
Premiere Global Services, Inc.†	37,023	399,478
RigNet, Inc.†	172	4,460
Spok Holdings, Inc.	310	5,186
Straight Path Communications, Inc., Class B†	133	3,135
Vonage Holdings Corp.†	59,954	383,106
West Corp.	745	21,493

		909,376

Telecommunication Equipment - 0.5%
ADTRAN, Inc.	761	12,556
Comtech Telecommunications Corp.	232	6,684
Numerex Corp., Class A†	22,734	192,330
Plantronics, Inc.	559	32,467
Preformed Line Products Co.	37	1,275
ShoreTel, Inc.†	922	6,537
Sonus Networks, Inc.†	706	5,697

		257,546

Telephone-Integrated - 0.1%
Atlantic Tele-Network, Inc.	146	10,328
Cincinnati Bell, Inc.†	2,996	11,714
General Communication, Inc., Class A†	499	9,181
IDT Corp., Class B	238	4,051
Shenandoah Telecommunications Co.	344	11,827
Windstream Holdings, Inc.	1,440	6,984

		54,085

Television - 0.1%
Central European Media Enterprises, Ltd., Class A†	1,052	2,525
Gray Television, Inc.†	902	15,235
Sinclair Broadcast Group, Inc., Class A	946	27,453

		45,213

Textile-Apparel - 0.4%
Cherokee, Inc.	7,487	210,160
Perry Ellis International, Inc.†	174	4,192
Unifi, Inc.†	212	6,542

		220,894

Textile-Products - 0.0%
Culp, Inc.	147	4,447

Theaters - 0.6%
AMC Entertainment Holdings, Inc., Class A	302	9,739
Carmike Cinemas, Inc.†	11,296	282,965
National CineMedia, Inc.	878	13,609
Reading International, Inc., Class A†	236	2,780

		309,093

Therapeutics - 1.8%
Akebia Therapeutics, Inc.†	348	3,271
Anika Therapeutics, Inc.†	11,539	437,328
aTyr Pharma, Inc.†	86	1,612
Calithera Biosciences, Inc.†	157	1,162
Cara Therapeutics, Inc.†	238	5,072
Concert Pharmaceuticals, Inc.†	219	3,589
CorMedix, Inc.	443	1,551
Durata Therapeutics.CVR†(1)(2)	228	0
Dyax Corp.†	2,081	51,213
Esperion Therapeutics, Inc.†	187	11,594
Flexion Therapeutics, Inc.†	198	4,633
La Jolla Pharmaceutical Co.	165	5,016
MannKind Corp.†	3,525	15,122
Mirati Therapeutics, Inc.†	141	4,034
Neurocrine Biosciences, Inc.†	1,220	61,146
Nevro Corp.†	216	10,966
Northwest Biotherapeutics, Inc.†	668	7,629
Osiris Therapeutics, Inc.†	14,772	315,087
Portola Pharmaceuticals, Inc.†	660	32,630
Proteon Therapeutics, Inc.	110	1,901
Sarepta Therapeutics, Inc.†	592	18,897
Threshold Pharmaceuticals, Inc.†	912	3,940

Vital Therapies, Inc.†	239	3,877
Xencor, Inc.†	405	9,068
Zafgen Inc†	235	8,923

		1,019,261

Tobacco - 0.1%
Universal Corp.	322	18,370
Vector Group, Ltd.	1,167	29,549

		47,919

Toys - 0.0%
JAKKS Pacific, Inc.†	270	2,660

Transactional Software - 0.2%
ACI Worldwide, Inc.†	1,668	39,481
Bottomline Technologies de, Inc.†	584	16,037
InnerWorkings, Inc.†	530	3,975
Synchronoss Technologies, Inc.†	554	26,481

		85,974

Transport-Air Freight - 0.0%
Air Transport Services Group, Inc.†	754	7,804
Atlas Air Worldwide Holdings, Inc.†	357	17,546

		25,350

Transport-Equipment & Leasing - 0.1%
Greenbrier Cos., Inc.	377	17,248
TAL International Group, Inc.	475	9,405
Textainer Group Holdings, Ltd.	316	7,160

		33,813

Transport-Marine - 0.3%
Ardmore Shipping Corp.	256	3,364
CAI International, Inc.†	246	3,459
DHT Holdings, Inc.	1,326	10,542
Dorian LPG, Ltd.†	357	5,616
Eagle Bulk Shipping, Inc.	317	2,739
Frontline, Ltd.†	1,543	4,768
GasLog, Ltd.	594	9,219
Golden Ocean Group, Ltd.	954	3,711
Hornbeck Offshore Services, Inc.†	457	8,317
Navios Maritime Acquisition Corp.	1,171	4,637
Navios Maritime Holdings, Inc.	1,162	4,299
Nordic American Offshore, Ltd.	270	1,925
Nordic American Tankers, Ltd.	1,273	19,120
Safe Bulkers, Inc.	541	1,861
Scorpio Bulkers, Inc.†	2,578	4,666
Scorpio Tankers, Inc.	2,554	27,430
Ship Finance International, Ltd.	846	14,154
Teekay Tankers, Ltd., Class A	1,209	8,669
Tidewater, Inc.	672	13,124
Ultrapetrol Bahamas, Ltd.†	305	239

		151,859

Transport-Services - 0.2%
Echo Global Logistics, Inc.†	422	13,631
Era Group, Inc.†	294	4,977
Hub Group, Inc., Class A†	515	21,697
Matson, Inc.	620	25,680
Radiant Logistics, Inc.†	385	2,445
Universal Truckload Services, Inc.	118	2,493
UTi Worldwide, Inc.†	1,318	11,071
XPO Logistics, Inc.†	1,022	44,304

		126,298

Transport-Truck - 0.4%
ArcBest Corp.	371	12,262
Celadon Group, Inc.	390	8,463
Con-way, Inc.	823	31,924
Covenant Transportation Group, Inc., Class A†	167	3,943
Forward Air Corp.	442	21,459
Heartland Express, Inc.	719	15,336
Knight Transportation, Inc.	893	24,147
Marten Transport, Ltd.	341	6,612
P.A.M. Transportation Services, Inc.†	43	2,262
Quality Distribution, Inc.†	401	6,380
Roadrunner Transportation Systems, Inc.†	401	10,498
Saia, Inc.†	358	15,544
Swift Transportation Co.†	1,257	29,942
USA Truck, Inc.†	139	2,719
Werner Enterprises, Inc.	634	17,904
YRC Worldwide, Inc.†	468	9,032

		218,427

Travel Services - 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	1,068	31,282

Veterinary Diagnostics - 0.6%
Heska Corp.†	9,058	305,707
Neogen Corp.†	529	30,783
Phibro Animal Health Corp., Class A	249	9,781

		346,271

Virtual Reality Products - 0.7%
RealD, Inc.†	28,766	361,013

Vitamins & Nutrition Products - 0.1%
Natural Grocers by Vitamin Cottage, Inc.†	128	3,423
Natural Health Trends Corp.	112	3,394
Nature’s Sunshine Products, Inc.	151	1,892
Nutraceutical International Corp.†	119	2,876
Omega Protein Corp.†	310	4,408
Synutra International, Inc.†	303	1,960
USANA Health Sciences, Inc.†	80	9,972

		27,925

Water - 0.1%
American States Water Co.	539	20,778
Artesian Resources Corp., Class A	111	2,394
California Water Service Group	683	14,705
Connecticut Water Service, Inc.	158	5,378
Consolidated Water Co., Ltd.	210	2,541
Middlesex Water Co.	230	5,230
PICO Holdings, Inc.†	329	4,057
SJW Corp.	226	6,746
York Water Co.	184	3,927

		65,756

Web Hosting/Design - 0.1%
Endurance International Group Holdings, Inc.†	837	16,916
NIC, Inc.	936	16,885
Q2 Holdings, Inc.†	278	7,559
Web.com Group, Inc.†	625	15,556
Wix.com, Ltd.	267	7,476

		64,392

Web Portals/ISP - 0.0%
Blucora, Inc.†	584	8,275

Wire & Cable Products - 0.1%
Belden, Inc.	608	36,012
Encore Wire Corp.	296	10,162
General Cable Corp.	698	11,391
Insteel Industries, Inc.	262	4,281

		61,846

Wireless Equipment - 0.2%
Aerohive Networks, Inc.†	333	2,581
CalAmp Corp.†	517	8,846
Gogo, Inc.†	802	14,620
InterDigital, Inc.	515	27,846
Novatel Wireless, Inc.†	538	1,329
Telenav, Inc.†	403	2,821
Ubiquiti Networks, Inc.	437	14,080
ViaSat, Inc.†	610	37,820

		109,943

Wound, Burn & Skin Care - 0.0%
IGI Laboratories, Inc.†	591	5,201

Total Common Stocks (cost $49,690,169)		54,124,955

EXCHANGE-TRADED FUNDS - 0.7%
iShares Russell 2000 Index Fund (cost $417,463)	3,300	405,768

Total Long-Term Investment Securities (cost $50,124,663)		54,530,723

SHORT-TERM INVESTMENT SECURITIES - 2.7%
Time Deposits - 2.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/03/2015 (cost $1,489,000)	1,489,000	1,489,000

TOTAL INVESTMENTS (cost $51,596,632)(3)	100.3%	56,019,723
Liabilities in excess of other assets	(0.3)	(152,804)

NET ASSETS	100.0%	$55,866,919

†	Non-income producing security
(1)	Fair Valued security. Securities are classified as Level 3 based on the securities valuation inputs: see Note 2
(2)	Illiquid security. At July 31, 2015, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 4 for cost of investments on a tax basis.

CVR - Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cellular Telecom	$8,132	$—	$0	$8,132
Medical-Drugs	2,779,136	—	0	2,779,136
Therapeutics	1,019,261	—	0	1,019,261
Other Industries	50,318,426	—	—	50,318,426
Exchange-Traded Funds	405,768	—	—	405,768
Short-Term Investment Securities	—	1,489,000	—	1,489,000

Total Investments at Value	$54,530,723	$1,489,000	$0	$56,019,723

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

Note 1. Basis for consolidation for the SunAmerica Alternative Strategies Cayman Fund, Ltd. and SunAmerica Global Trends Cayman Fund, Ltd.

The SunAmerica Alternative Strategies Cayman Fund, Ltd. (the “Alternative Strategies Subsidiary”), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the Alternative Strategies Fund. The Alternative Strategies Subsidiary commenced operations on May 22, 2009 and was organized as a wholly-owned subsidiary of the Alternative Strategies Fund in order to effect certain investments on behalf of the Alternative Strategies Fund consistent with the investment objectives and policies in the Alternative Strategies Fund’s prospectus and statement of additional information. With respect to its investments, the Alternative Strategies Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Alternative Strategies Fund; however, the Alternative Strategies Subsidiary (unlike the Alternative Strategies Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked and hedge fund-linked derivative instruments that may otherwise be limited if purchased by the Alternative Strategies Fund due to federal tax requirements relating to qualifying income. The Alternative Strategies Fund and Alternative Strategies Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Alternative Strategies Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Alternative Strategies Fund. The Alternative Strategies Fund may invest up to 25% of its assets in the Alternative Strategies Subsidiary. As of July 31, 2015, net assets of the Alternative Strategies Fund were $46,852,247, of which approximately $11,298,625, or approximately 24.1%, represented the Alternative Strategies Fund’s ownership of all issued shares and voting rights of the Alternative Strategies Subsidiary.

The SunAmerica Global Trends Cayman Fund, Ltd. (the “Global Trends Subsidiary”), a Cayman Islands exempted company, was incorporated on March 17, 2011, and is a wholly-owned subsidiary of the Global Trends Fund. The Global Trends Subsidiary commenced operations on June 17, 2011 and was organized as a wholly-owned subsidiary of the Global Trends Fund in order to effect certain investments on behalf of the Global Trends Fund consistent with the investment objectives and policies in the Global Trends Fund’s prospectus and statement of additional information. With respect to its investments, the Global Trends Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Global Trends Fund; however, the Global Trends Subsidiary (unlike the Global Trends Fund) may invest without limitation in commodity-linked instruments that may otherwise be limited if purchased by the Global Trends Fund due to federal tax requirements relating to qualifying income. The Global Trends Fund and Global Trends Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Global Trends Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Global Trends Fund. The Global Trends Fund may invest up to 25% of its assets in the Global Trends Subsidiary. As of July 31, 2015, net assets of the Global Trends Fund were $44,156,947, of which approximately $9,559,138, or approximately 21.6%, represented the Global Trends Fund’s ownership of all issued shares and voting rights of the Global Trends Subsidiary.

Note  2. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3 - Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Fund’s assets and liabilities classified in the fair value hierarchy as of July 31, 2015, is reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable form a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Futures: The 2020 High Watermark Fund may invest in exchange traded S&P 500 Index futures to generate equity market exposures. During the period ended July 31, 2015, the 2020 High Watermark Fund invested in exchange traded S&P 500 Index futures to generate equity market exposures. The Alternative Strategies Fund expects to enter into futures transactions for investment purposes in order to gain exposure to the following asset classes: commodities, currencies, fixed income and equity index futures, and may take either a long or short position in a futures transaction. The Alternative Strategies Fund may also enter into futures transactions for hedging purposes. The Global Trends Fund expects to enter into futures transactions for investment purposes in order to gain exposure to a variety of asset classes, including U.S. and non-U.S. equity markets, U.S. and non-U.S. fixed income, currencies and commodities. The Global Trends Fund may also enter into futures transactions for hedging purposes. During the period ended July 31, 2015, the Alternative Strategies Fund entered into futures transactions for investment purposes in order to gain exposure to commodities, currencies, fixed income and equity index futures, and took long and short positions in futures transactions. During this same period, the Alternative Strategies Fund also entered into futures transactions for hedging purposes. During the period ended July 31, 2015, the Global Trends Fund entered into futures transactions for investment purposes in order to gain exposure to U.S. and non-U.S. equity markets, U.S. and non-U.S. fixed income and commodities.

Futures contracts are reported on a schedule following the Portfolio of Investments. As of July 31, 2015, the following Funds had open futures contracts: 2020 High Watermark Fund, Alternative Strategies Fund and Global Trends Fund.

A futures contract is generally a standardized, transferable, exchange-traded contract that requires delivery of a commodity, bond, currency, stock index, or other underlying reference asset at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded by the Fund as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the 2020 High Watermark Fund of entering into futures contracts is market risk. The risks associated with the Alternative Strategy Fund’s and Global Trend Fund’s use of futures include the risk that the changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset. In addition, since the Alternative Strategies Fund may go short in futures contracts, there is a risk that losses caused by sudden, unanticipated market movements may be potentially unlimited. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to the Funds since exchange-traded futures contracts are centrally cleared.

Forward Foreign Currency Contracts: The Global Trends Fund may enter into forward contracts for investment purposes in order to gain currency exposure and enhance return. The Income Explorer Fund may enter into forward contracts for various purposes including to facilitate settlement of foreign currency denominated portfolio transactions and to attempt to protect securities and related receivables against changes in future foreign exchange rates. During the period ended July 31, 2015, the Global Trends Fund used forward contracts for investment purposes in order to gain currency exposure. During the period ended July 31, 2015, the Income Explorer Fund used forward contracts on foreign currencies to attempt to protect securities and related receivables against changes in future exchange rates. As of July 31, 2015, no funds had open forward contracts.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For federal income tax purposes, the Income Explorer Fund has made an election to treat gains and losses from forward foreign currency contracts as capital gains and losses.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises because forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, a Fund faces the risk that its counterparties may not perform their obligations. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. In addition, forward contracts are also not regulated by the Commodity Futures Trading Commission (“CFTC”) and therefore the Fund will not receive any benefit of CFTC regulation when trading forwards. Moreover, because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Options: Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended July 31, 2015, the Alternative Strategies Fund used purchased options contracts to decrease the Fund’s market exposure, to seek higher investment returns, and to seek protection against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased. As of July 31, 2015, Alternative Strategies Fund did not invest in option contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended July 31, 2015 are summarized as follows:

	Written Options Future Contracts
	Alternative Strategies Fund#
	Number of Contracts	Premiums Received
Options outstanding as of October 31, 2014	153	$82,880
Options written	579	276,841
Options terminated in closing purchase transactions	211	90,110
Options exercised	—	—
Options expired	521	269,611

Options outstanding as of July 31, 2015	—	$—

#	Consolidated; see Note 1.

Commodity-Linked and Hedge Fund-Linked Notes: The Alternative Strategies Fund and the Global Trends Fund may invest in commodity-linked derivative instruments, including commodity-linked notes linked to broad-based commodity indexes, in order to gain exposure to the commodities markets. By investing in these derivative instruments, the Alternative Strategies and Global Trends Funds seek to gain exposure to the returns of real assets that trade in the commodities markets without direct investment in physical commodities. The Alternative Strategies and Global Trends Funds will not invest directly in commodities. During the period ended July 31, 2015, the Alternative Strategies Fund invested in commodity-linked notes in order to gain exposure to the commodities markets. The Global Trends Fund did not invest in commodity-linked derivative instruments.

Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. A commodity-linked note is a derivative instrument that has characteristics of a debt security and of a commodity-linked derivative. It typically provides for interest payments and a principal payment at maturity linked to the price movement of a commodity, commodity index or commodity futures or option contract.

The Alternative Strategies Fund may also invest in hedge fund-linked derivative instruments, including hedge fund-linked notes linked to a hedge fund index, in order to gain a broad-based exposure to hedge funds. The Alternative Strategies Fund will not invest directly in hedge funds. During the period ended July 31, 2015, the Alternative Strategies Fund did not invest in hedge fund-linked notes.

Hedge fund linked derivatives are derivative instruments, of which, the value, principal payment and interest payments are primarily linked to the price movement of a hedge fund, hedge fund index or hedge fund futures or option contract.

The commodity and hedge fund-linked derivative instruments in which the Alternative Strategies Fund and Global Trends Fund may invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity and hedge fund-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets or underlying hedge funds, as the case may be, as well as economic and other regulatory or political developments, overall market movements and other factors, including potential defaults by counterparties on their obligations to perform under these instruments. Typically, the return of the commodity-linked and hedge fund-linked notes will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Alternative Strategies Fund earns from these notes as compared to the index. Commodity and hedge fund-linked derivative instruments are also subject to credit risk and counterparty risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. Counterparty risk is the risk that the Fund will be exposed to the credit of the counterparties to derivative contracts and its ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the terms of the agreements.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Financial Statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Asset and Liabilities.

The following tables represent the value of derivatives held as of July 31, 2015, by their primary underlying risk exposure. The Funds’ derivative contracts held during the year are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of July 31, 2015, please refer to a schedule following each Fund’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts	Equity Contracts	Commodity Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(2)	Futures Contracts(2)	Futures Contracts(2)	Forward Foreign Currency Contracts(1)	Futures Contracts(2)	Total
2020 High Watermark	$—	$—	$—	$—	$—	$—
SunAmerica Alternative Strategies	4,750	14,400	15,550	—	2,131	36,831
SunAmerica Global Trends	—	—	4,655	68,234	—	72,889

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts	Commodity Contracts	Foreign Exchange Contracts
Fund	Futures Contracts(2)	Futures Contracts(2)	Futures Contracts(2)	Forward Foreign Currency Contracts(1)	Futures Contracts(2)	Total
2020 High Watermark	$—	$265	$—	$—	$—	$265
SunAmerica Alternative Strategies	—	37,640	18,698	—	—	62,018
SunAmerica Global Trends	—	21,200	—	—	—	21,200

(1)	Reported as unrealized appreciation/depreciation on the Portfolio of Investments.
(2)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation/ (Depreciation)
2020 High Watermark	$(35)
SunAmerica Alternative Strategies	85,860
SunAmerica Global Trends	55,014

The following table represents the average monthly balances of derivatives held during the period ended July 31, 2015.

	Average Amount Outstanding During the Year
Fund	Futures Contracts(1)	Foreign Exchange Contracts(2)	Purchased Call Options Contracts(1)	Written Put Option Contracts(1)
2020 High Watermark	$103,380	$—	$—	$—
SunAmerica Alternative Strategies	23,135,434	—	30,696	18,673
SunAmerica Global Trends	30,716,868	656,929	—	—
SunAmerica Income Explorer	—	27,827	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

Note 3. Repurchase Agreements

As of July 31, 2015, the following Funds held an undivided interest in the joint repurchase agreement with Bank of America Securties LLC:

	Percentage	Principal
Fund	Ownership	Amount
Global Trends Fund	7.51%	$7,655,000
Global Trends Subsidiary	2.09	2,130,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC, dated July 31, 2015, bearing interest at a rate of 0.12% per annum, with a principal amount of $101,905,000, a repurchase price of $101,906,020, and a maturity date of August 3, 2015. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.50%	1/31/2022	$57,709,500	$56,347,556
U.S. Treasury Notes	2.13%	8/31/2020	46,243,700	47,844,657

As of July 31, 2015, the following Funds held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc:

	Percentage	Principal
Fund	Ownership	Amount
Global Trends Fund	7.51%	$7,505,000
Global Trends Subsidiary	2.09	2,085,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Barclays Capital, Inc., dated July 31, 2015, bearing interest at a rate of 0.13% per annum, with a principal amount of $99,960,000, a repurchase price of $99,961,083, and a maturity date of August 3, 2015. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.75%	2/28/2022	$102,513,000	$102,314,125

As of July 31, 2015, the following Funds held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

	Percentage	Principal
Fund	Ownership	Amount
Global Trends Fund	7.51%	$7,505,000
Global Trends Subsidiary	2.09	2,085,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas SA, dated July 31, 2015, bearing interest at a rate of 0.13% per annum, with a principal amount of $99,960,000, a repurchase price of $99,961,083, and a maturity date of August 3, 2015. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.13%	12/31/2021	$100,865,300	$102,091,822

As of July 31, 2015, the following Funds held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

	Percentage	Principal
Fund	Ownership	Amount
Global Trends Fund	7.51%	$5,630,000
Global Trends Subsidiary	2.08	1,560,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Deutsche Bank AG, dated July 31, 2015, bearing interest at a rate of 0.14% per annum, with a principal amount of $74,955,000, a repurchase price of $74,955,874, and a maturity date of August 3, 2015. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	0.63%	12/31/2016	$76,443,000	$76,585,948

As of July 31, 2015, the following Funds held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

	Percentage	Principal
Fund	Ownership	Amount
Global Trends Fund	7.51%	$5,630,000
Global Trends Subsidiary	2.08	1,560,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

RBS Securities, Inc., dated July 31, 2015, bearing interest at a rate of 0.13% per annum, with a principal amount of $74,955,000, a repurchase price of $74,955,812, and a maturity date of August 3, 2015. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.00%	7/31/2022	$76,628,000	$76,927,615

Note 4. Federal Income Taxes

As of July 31, 2015, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
2020 High Watermark	$4,038,457	$(65,900)	$3,972,557	$31,305,743
SunAmerica Alternative Strategies	3,873,735	(13,204,821)	(9,331,086)	56,233,739
SunAmerica Global Trends	—	(14,898,815)	(14,898,815)	58,332,674
SunAmerica Focused Alpha Growth	139,281,133	(2,776,232)	136,504,901	513,675,124
SunAmerica Focused Alpha Large-Cap	110,227,331	(10,359,026)	99,868,305	600,705,690
SunAmerica Income Explorer	500,267	(1,689,080)	(1,188,813)	25,486,517
SunAmerica Small-Cap	7,591,004	(3,116,623)	4,474,381	46,082,324

Note 5. Subsequent Events

The Board recently approved a change in the SunAmerica Alternative Strategies Fund’s name to the “SunAmerica Commodity Strategy Fund,” along with certain changes to the Fund’s principal investment strategies and techniques. The Board also approved a new Subadvisory Agreement between SunAmerica Asset Management, LLC and Wellington Management Company LLP, replacing Franklin Alternative Strategies Advisers, LLC (d/b/a Pelagos Capital Management). These changes became effective on September 21, 2015.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Specialty Series’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as

Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Specialty Series

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SunAmerica Specialty Series

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	September 28, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	September 28, 2015